Annual Report March 31, 2001

logo: Nuveen Investments

Municipal Closed-End Exchange-Traded Funds

Dependable, tax-free income to help you keep more of what you earn.


SELECT PORTFOLIOS
NXP
NXQ
NXR
NXC
NXN

Invest well.

Look ahead.

LEAVE YOUR MARK.(SM)

2 photos.

Credit Quality
           Highlights As of  March 31, 2001

Pie Chart:
NUVEEN SELECT TAX-FREE INCOME PORTFOLIO (NXP)
AAA/U.S. Guaranteed                         59%
AA                                          10%
A                                           23%
BBB                                          8%

Pie Chart:
NUVEEN SELECT TAX-FREE INCOME PORTFOLIO 2 (NXQ)
AAA/U.S. Guaranteed                         62%
AA                                          19%
A                                            7%
BBB                                         12%


Pie Chart:
NUVEEN SELECT TAX-FREE INCOME PORTFOLIO 3 (NXR)
AAA/U.S. Guaranteed                         54%
AA                                          22%
A                                           18%
BBB                                          6%


Pie Chart:
NUVEEN INSURED CALIFORNIA SELECT TAX-FREE INCOME PORTFOLIO (NXC)
Insured                                     68%
Insured and U.S. Guaranteed                 32%


Pie Chart:
NUVEEN INSURED NEW YORK SELECT TAX-FREE INCOME PORTFOLIO (NXN)
Insured                                     56%
Insured and U.S. Guaranteed                 40%
U.S. Guaranteed                              4%


    Contents

  1 Dear Shareholder

  3 Portfolio Manager's Comments

  6 NXP Performance Overview

  7 NXQ Performance Overview

  8 NXR Performance Overview

  9 NXC Performance Overview

 10 NXN Performance Overview

 11 Report of Independent Auditors

 12 Portfolio of Investments

 28 Statement of
    Net Assets

 29 Statement of Operations

 30 Statement
    of Changes
    in Net Assets

 32 Notes to Financial Statements

 37 Financial Highlights

 40 Build Your Wealth Automatically

 41 Fund Information


--------------------------------------------------------------------------------
COMPOUND YOUR WEALTH - AUTOMATICALLY
All Nuveen Municipal Closed-End ETFs let you reinvest dividends and capital gains directly into additional shares of your Fund. This is a great way to see your investment grow through the power of compounding.

For more information about Dividend Reinvestment, see the last page of this report or speak with your financial advisor.
--------------------------------------------------------------------------------

Photo of: Timothy R. Schwertfeger
Chairman of the Board

Sidebar text: "A well-balanced portfolio can help you reduce your investment risks."



Dear Shareholder

One of the primary goals of your Nuveen Select Portfolio is to provide you with attractive, dependable income from a quality portfolio that is free from federal income taxes, and from California and New York income taxes for residents of those states owning NXC or NXN. I am pleased to report that over the period covered by this report your Fund has continued to meet these objectives. I urge you to read the Portfolio Manager's Comments and Performance Overview pages included in this report, which provide more details about Fund results, how they were achieved, and how the Funds are trying to position themselves for the future.

The uncertain markets of this past reporting period also remind us of another important reason for investing in Nuveen Funds. In times such as these, your Nuveen Fund can help bring a measure of diversification to your overall portfolio and serve as a useful counterbalance to other holdings. A well-balanced portfolio can help you reduce your investment risks and provide one of the keys to strong long-term performance.


Invest Well. Look Ahead. Leave Your Mark.
At Nuveen, we believe that investors should focus not only on investments that can help them accumulate wealth, but also on the plans and services that can help preserve that wealth and pass it along to future generations. This long-term perspective is an integral part of our portfolio management strategies, our insistence on quality, and our desire to provide investments that can withstand the test of time.

In establishing a program tailored to your needs, the sound ongoing advice and disciplined focus provided by a trusted financial advisor can be an invaluable resource, enabling you to make wise investment decisions and build a program that can result in a lasting legacy.

For more than a century, Nuveen has offered quality investments to those who recognize and embrace the need for building, preserving and managing wealth. All of us at Nuveen are dedicated to working with you and your financial advisor to provide the services, products, perspectives, and solutions that can help you meet your personal and family financial goals, now and for years to come. We thank you for your continued confidence.


Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

May 16, 2001



Sidebar text: "In establishing a program tailored to your needs, the sound ongoing advice and disciplined focus provided by a trusted financial advisor can be an invaluable resource."

Nuveen Select Portfolios (NXP, NXQ, NXR, NXC, NXN)

Portfolio Manager's
               Comments

Portfolio manager Tom Spalding reviews U.S. economic conditions, the municipal market, and the performance of the Nuveen Select Portfolios. Tom, who has 25 years of experience as an investment professional at Nuveen, assumed portfolio management responsibility for the Nuveen Select Portfolios in 1999.


WHAT MAJOR FACTORS AFFECTED THE U.S. ECONOMY DURING THIS REPORTING PERIOD?
The major factors affecting the economy and the fixed-income markets over the twelve months ended March 31, 2001, were the Federal Reserve's interest rate reductions and slower economic growth. During the first quarter of 2001, the Fed announced three interest rate cuts of 50 basis points each, two in January and one in late March. (Following the close of the period covered in this report, the Fed moved to cut rates by an additional 50 basis points on April 18 and May 15, bringing the federal funds rate to 4.0%, 75 basis points below the level where the Fed started tightening in June 1999.)

In carrying out one of the most aggressive periods of easing in recent times, the Fed appears to be indicating that it considers the current economic weakness a more serious threat than the potential inflation it was attempting to forestall during 1999 and 2000.The consensus among most market observers is that the Fed will continue to ease as long as signs of a significant economic slowdown remain.

The slowing economy also impacted the market environment for our two state-specific Select Portfolios, NXC and NXN. Over the past 12 months, California's growth continued to outpace U.S. averages, despite the slowdown in technology and manufacturing. Currently, the main focus of attention in California is the energy situation, including the bankruptcy filing by its largest investor-owned utility and the potential impact of the crisis on the state's credit rating, balance sheet, and the California economy as a whole. In New York, restructurings in various industries have led to significant cyclical layoffs at some of the state's largest employers. In New York City, which represents nearly half of the state's population and a substantial part of the state economy, the stock market slide of the past twelve months had a major impact on Wall Street profits. However, both state and city remain relatively well positioned economically due to the financial reserves and fiscal management policies they put into place during the healthy economy of the past decade.


WHAT WAS THE ENVIRONMENT IN THE MUNICIPAL MARKET DURING THIS PERIOD?
In the municipal market, the economic slowdown and continued tight supply of new issues helped many bonds perform well. For the twelve months ended March 31, 2001, new issuance of municipal bonds totaled $199.7 billion nationwide, down 4% from the previous 12-month period (April 1999 through March 2000). With $22.0 billion in new bonds, California's issuance declined almost 13% year-over-year, while in New York, issuance totaled $18.5 billion during the past year, down approximately 1% from the previous twelve-month period. Some of the tightness in supply stemmed from higher rate concerns during the early part of this period, which made it less attractive for many issuers to offer bonds. In addition, economic conditions over the past decade enabled more cities and states to use pay-as-you-go funding for necessary projects, rather than financing obtained through new issuance.

While new municipal supply remained tight throughout 2000, the Fed's interest rate cuts during the first three months of 2001 created a more favorable environment for refundings, which helped to boost municipal issuance. Between January and March 2001, new national supply totaled $58.4 billion, an increase of 44% over the first three months of 2000. First-quarter issuance also was up 66% in California and 38% in New York.

At the same time, demand for municipal bonds continued to be strong from individual investors looking for diversification, income, and an alternative to a volatile stock market. This was especially true in California and New York, where investors have the added incentive of high marginal income tax rates. As a result, municipal bond prices overall were higher, and yields were correspondingly lower, at the end of March 2001 than they were twelve months earlier. Nevertheless, we believe the municipal market continued to represent good value. As of March 31, 2001, long-term municipal yields were 99% of 30-year Treasury yields, compared with 103% in March 2000 and the historical average of 86% for the period 1986-1999. In coming months, we anticipate that demand will remain strong, as investors continue to look for ways to rebalance their portfolios and reduce potential risk.

HOW DID THE NUVEEN SELECT PORTFOLIOS PERFORM OVER THE PAST YEAR?
During the year ended March 31, 2001, the Nuveen Select Portfolios continued to meet the investment objectives established at their inception in 1992. For this period, the Nuveen Select Portfolios produced total returns on net asset value
(NAV) as shown in the accompanying table. The annual returns for the appropriate Lehman bond indexes1 and Lipper Peer Groups2 are also presented.



                                  TOTAL RETURN            LEHMAN          LIPPER
              MARKET YIELD              ON NAV     TOTAL RETURN1        AVERAGE2
--------------------------------------------------------------------------------
                                       1 YEAR             1 YEAR          1 YEAR
                       TAXABLE-         ENDED              ENDED           ENDED
          3/31/01   EQUIVALENT3       3/31/01            3/31/01         3/31/01
--------------------------------------------------------------------------------
NXP         6.04%         8.75%         7.32%             10.92%           8.43%
--------------------------------------------------------------------------------
NXQ         6.02%         8.72%         7.04%             10.92%           8.43%
--------------------------------------------------------------------------------
NXR         5.82%         8.43%         7.36%             10.92%           8.43%
--------------------------------------------------------------------------------
NXC         5.51%         8.82%         7.21%             11.55%          13.51%
--------------------------------------------------------------------------------
NXN         5.38%         8.34%         7.02%             11.88%          13.65%
--------------------------------------------------------------------------------

Past performance is not predictive of future results.

For additional information, see the individual Performance Overview for your Fund in this report.


The Nuveen Select Portfolios are a uniquely structured group of investments featuring a passive management style enhanced by Nuveen's ongoing credit surveillance. Comparisons with Lipper averages should be viewed in the context of the fact that Nuveen manages 14 (or 45%) of the 31 funds that make up the three peer groups represented here. In addition, because of their unique structure, the Nuveen Select Portfolios tend to move as a group in terms of performance, making comparisons between their returns and that of their Lipper peer groups less meaningful.

During the first part of 2000, as the Fed's interest rate hikes pushed yields higher, municipal bond prices took a corresponding drop. By June 2000, however, the tight supply of new municipal issues and generally favorable technicals helped to prompt a shift in market outlook, rallying the municipal market and boosting the prices of many bonds. The Portfolios' participation in the subsequent recovery of the municipal market is reflected in the total returns on NAV listed in the previous table, which show improvement over the performance results presented in the Portfolios' semiannual report for the period ended September 30, 2000.

The ability of the Nuveen Select Portfolios to participate fully in the municipal market recovery was impacted by their portfolio structure, including their holdings of high-coupon bonds with short durations4. During the 12 months ended March 31, 2001, the yield on the Bond Buyer 25 Revenue Bond Index fell from 6.03% to 5.44%. In this environment of falling yields (and rising bond values), funds with shorter durations4 would be expected to underperform the market. Over the past year, the durations of all five Portfolios continued to shorten, a natural byproduct of the aging of these Portfolios as well as the passive approach we use in managing them. As of March 31, 2001, the average durations of the national Portfolios ranged from 2.03 to 2.34, compared with the Lehman Brothers Municipal Bond Index's 7.48. The average duration of NXC was 2.78, compared with the Lehman California Insured Tax-Exempt Bond Index's 8.69, while NXN had a duration of 2.11, compared with 8.20 for the Lehman New York Insured Tax-Exempt Bond Index.


WERE THE PORTFOLIOS' DIVIDENDS AFFECTED?
During the past twelve months, increased pressure from bond calls impacted the income streams of the Nuveen Select Portfolios and resulted in dividend cuts for all five Portfolios in March 2001. Prior to these dividend adjustments, the national Portfolios had provided shareholders with stable dividends for periods ranging from 28 to 46 consecutive months, while NXC and NXN had offered 36 and 95 consecutive months of steady dividends, respectively. Despite the recent sidebar text:
1 The performances of the national Portfolios - NXP, NXQ, and NXR - are compared with that of the Lehman Brothers Municipal Bond Index, an unleveraged index comprising a broad range of investment-grade municipal bonds. The performances of NXC and NXN are compared with those of the Lehman Insured Tax-Exempt Bond Indexes for California and New York, respectively. These unleveraged indexes comprise a broad range of insured municipal bonds within each of those states. Results for the Lehman indexes do not reflect any expenses.

2 The total returns for the national Select Portfolios are compared with the average annualized return of the 12 funds in the Lipper General and Insured Unleveraged Municipal Debt Funds category. NXC's total return is compared with the average total return of the 10 funds in the Lipper California Insured Municipal Debt Funds category, while the comparison for NXN is based on the 9 funds in the Lipper New York Insured Municipal Debt Funds category. Portfolio and Lipper returns assume reinvestment of dividends.

3 The taxable-equivalent yield represents the yield that must be earned on a taxable investment in order to equal the yield of the Nuveen portfolio on an after-tax basis. For the national Select Portfolios, the taxable-equivalent yield is based on the Portfolio's market yield on the indicated date and a federal income tax rate of 31%, while the taxable-equivalent yields for the California and New York Portfolios are based on their market yields on the indicated date and combined federal and state income tax rates of 37.5% and 35.5%, respectively.

4 Duration is a measure of a portfolio's NAV volatility in reaction to interest rate movements.

adjustments, the Portfolios continued to provide competitive market yields, as shown in the earlier table.


WHAT ABOUT THE PORTFOLIOS' SHARE PRICE PERFORMANCE?
During the first half of 2000, uncertainties about interest rates, along with investors' focus on equity market performance, tended to dampen interest in most fixed-income products. The lack of demand put pressure on the prices of many municipal bond investments. However, as the bond market recovered and the stock market continued to be volatile, many investors again appeared to be considering tax-free fixed-income alternatives. As a result, the share prices of these Portfolios improved (see the charts on the individual Performance Overview pages).

Over the past twelve months, demand for the Nuveen Select Portfolios held up very well, causing the discounts (share price below NAV) on NXP, NXQ, NXR, and NXN to narrow substantially. Because NXC's NAV recovered more quickly than its share price, the discount on this Portfolio widened slightly.


WHAT KEY STRATEGIES WERE USED TO MANAGE THE NUVEEN SELECT PORTFOLIOS DURING THE YEAR ENDED MARCH 31, 2001?
Despite a slow start, the past twelve months turned out to be generally positive for the fixed-income markets, including municipal bonds. In this environment, the bonds held by the Select Portfolios continued to meet the Portfolios' objectives and performed as intended. The tight supply of new issuance during most of the past year provided few opportunities to make trades that would enhance the Portfolios' holdings, and we found little need to make changes in sector or credit quality allocations.

Our main focus over the past year was on reinvesting the proceeds from called bonds in order to keep the Portfolios' assets fully invested and producing attractive tax-free income for shareholders. In looking for reinvestment opportunities, we emphasized current coupon bonds with good call provisions, especially in the healthcare and housing sectors where higher-yielding bonds could be found.

Overall, the Portfolios encountered no credit problems that required bond sales or other action on our part during the past twelve months, a further example of just how well these Portfolios were assembled in 1992. The three national Portfolios continued to offer excellent credit quality, with between 69% and 81% of their portfolios invested in bonds rated AAA/U.S. guaranteed and AA as of March 31, 2001. These Portfolios also had allocations of BBB bonds that ranged from 6% to 12%, which generally provided higher yields during 2000. The assets of the insured NXC and NXN are 100% invested in U.S. guaranteed and/or insured bonds, making credit quality extremely high.


WHAT IS YOUR OUTLOOK FOR THE NUVEEN SELECT PORTFOLIOS?
In general, our outlook for the fixed-income markets over the next twelve months is positive. Current projections call for continued strong demand for municipal bonds. If interest rates decline further and the pace of refundings increases, new municipal issuance nationwide in 2001 could exceed $200 billion. Since the supply of municipal bonds declined in both 1999 and 2000, any year-over-year increase in 2001 should still result in supply-and-demand dynamics that support the municipal market and municipal bond prices. We will, of course, continue to monitor the economy closely, including the progress of the tax reduction plan and Federal Reserve policies, in order to be prepared to respond appropriately to any developing situations.

Looking specifically at these Portfolios, although we are entering a period of turnover, the Nuveen Select Portfolios continue to offer low fees and the features that can make them an attractive choice for investors who want income and performance similar to that provided by individual bonds, but with the benefit of ongoing surveillance and diversification provided by Nuveen. All five of the Portfolios are beginning to enter periods of increased bond calls. For example, during the rest of 2001 and 2002, calls could affect as much as 67%-76% of each Portfolio's holdings, depending on market interest rates during this time.

While we cannot control the direction of interest rates, we plan to manage through this period by emphasizing credit quality, reinvesting call proceeds in the best bonds available in the marketplace, and adjusting dividends only if necessary to reflect changes in the Portfolios' income streams.

Nuveen Select Tax-Free Income Portfolio

Performance
  Overview As of March 31, 2001



NXP


PORTFOLIO STATISTICS
--------------------------------------------------
Inception Date                                3/92
--------------------------------------------------
Share Price                                 $14.50
--------------------------------------------------
Net Asset Value                             $15.05
--------------------------------------------------
Market Yield                                 6.04%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.75%
--------------------------------------------------
Fund Net Assets ($000)                    $246,475
--------------------------------------------------
Average Effective Maturity (Years)            9.22
--------------------------------------------------
Average Duration                              2.34
--------------------------------------------------

ANNUALIZED TOTAL RETURN
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        12.63%         7.32%
--------------------------------------------------
5-Year                         5.42%         6.05%
--------------------------------------------------
Since Inception                5.82%         6.85%
--------------------------------------------------

TOP FIVE SECTORS (AS A % OF TOTAL INVESTMENTS)
--------------------------------------------------
U.S.Guaranteed                                 47%
--------------------------------------------------
Healthcare                                      9%
--------------------------------------------------
Transportation                                  9%
--------------------------------------------------
Housing/Multifamily                             9%
--------------------------------------------------
Tax Obligation/Limited                          8%
--------------------------------------------------


Bar Chart:

2000-2001 Monthly Tax-Free Dividends Per Share
4/00              0.075
5/00              0.075
6/00              0.075
7/00              0.075
8/00              0.075
9/00              0.075
10/00             0.075
11/00             0.075
12/00             0.075
1/01              0.075
2/01              0.075
3/01              0.073


Line Chart:

Share Price Performance
4/07/00           13.69
                  13.5
                  13.31
                  13.56
                  13.75
                  13.81
                  13.63
                  13.56
                  13.56
                  14.25
                  14.13
                  14
                  14
                  14.38
                  14.63
                  14.75
                  14.5
                  14.44
                  14.81
                  15
                  15
                  14.75
                  14.88
                  14.94
                  14.75
                  14.63
                  14.5
                  14.31
                  13.88
                  14
                  14.25
                  14.38
                  14.5
                  14.38
                  14.25
                  14.44
                  14.31
                  14.5
                  14.75
                  15
                  15.25
                  15.5
                  15.31
                  15.5
                  15.46
                  15.07
                  15.24
                  15.3
                  15.01
                  15
                  14.75
3/31/01           14.5

Weekly Closing Price
Past performance is not predictive of future results.



1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 31%.

Nuveen Select Tax-Free Income Portfolio 2

Performance
  Overview As of March 31, 2001


NXQ

PORTFOLIO STATISTICS
--------------------------------------------------
Inception Date                                5/92
--------------------------------------------------
Share Price                                 $14.15
--------------------------------------------------
Net Asset Value                             $14.89
--------------------------------------------------
Market Yield                                 6.02%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.72%
--------------------------------------------------
Fund Net Assets ($000)                    $262,144
--------------------------------------------------
Average Effective Maturity (Years)            8.45
--------------------------------------------------
Average Duration                              2.03
--------------------------------------------------

ANNUALIZED TOTAL RETURN
--------------------------------------------------

                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        12.46%         7.04%
--------------------------------------------------
5-Year                         5.06%         5.93%
--------------------------------------------------
Since Inception                5.41%         6.60%
--------------------------------------------------

TOP FIVE SECTORS (AS A % OF TOTAL INVESTMENTS)
--------------------------------------------------
U.S.Guaranteed                                 48%
--------------------------------------------------
Housing/Multifamily                            10%
--------------------------------------------------
Healthcare                                      9%
--------------------------------------------------
Transportation                                  7%
--------------------------------------------------
Education and Civic Organizations               7%
--------------------------------------------------

Bar Chart:
2000-2001 Monthly Tax-Free Dividends Per Share
4/00              0.0725
5/00              0.0725
6/00              0.0725
7/00              0.0725
8/00              0.0725
9/00              0.0725
10/00             0.0725
11/00             0.0725
12/00             0.0725
1/01              0.0725
2/01              0.0725
3/01              0.071



Line Chart:
Share Price Performance
4/07/00           13.38
                  13.31
                  13.06
                  13.06
                  13.13
                  13.25
                  13.06
                  13.06
                  13.38
                  13.75
                  13.69
                  13.63
                  13.81
                  13.94
                  14.31
                  14.56
                  14.38
                  14.31
                  14.38
                  14.5
                  14.5
                  14.38
                  14.5
                  14.5
                  14.31
                  13.69
                  13.94
                  13.69
                  13.5
                  13.81
                  13.88
                  14.25
                  14.13
                  13.94
                  14.31
                  14.13
                  13.88
                  13.81
                  14
                  14.69
                  14.75
                  14.88
                  14.75
                  15
                  14.87
                  14.69
                  14.78
                  14.76
                  14.58
                  14.32
                  14.35
3/31/01           14.15

Weekly Closing Price
Past performance is not predictive of future results.


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 31%.

Nuveen Select Tax-Free Income Portfolio 3

Performance
  Overview As of March 31, 2001


NXR

PORTFOLIO STATISTICS
--------------------------------------------------
Inception Date                                7/92
--------------------------------------------------
Share Price                                 $13.70
--------------------------------------------------
Net Asset Value                             $14.53
--------------------------------------------------
Market Yield                                 5.82%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.43%
--------------------------------------------------
Fund Net Assets ($000)                    $188,344
--------------------------------------------------
Average Effective Maturity (Years)           10.30
--------------------------------------------------
Average Duration                              2.28
--------------------------------------------------

ANNUALIZED TOTAL RETURN
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        12.97%         7.36%
--------------------------------------------------
5-Year                         6.14%         6.22%
--------------------------------------------------
Since Inception                4.91%         6.12%
--------------------------------------------------

TOP FIVE SECTORS (AS A % OF TOTAL INVESTMENTS)
--------------------------------------------------
U.S.Guaranteed                                 40%
--------------------------------------------------
Utilities                                      12%
--------------------------------------------------
Transportation                                 12%
--------------------------------------------------
Housing/Multifamily                            10%
--------------------------------------------------
Healthcare                                      8%
--------------------------------------------------

Bar Chart:
2000-2001 Monthly Tax-Free Dividends Per Share
4/00              0.068
5/00              0.068
6/00              0.068
7/00              0.068
8/00              0.068
9/00              0.068
10/00             0.068
11/00             0.068
12/00             0.068
1/01              0.068
2/01              0.068
3/01              0.065


Line Chart:
Share Price Performance
4/07/00           12.88
                  12.56
                  12.5
                  12.44
                  12.5
                  12.69
                  12.81
                  12.88
                  12.88
                  13.19
                  13.19
                  13.38
                  13.13
                  13.44
                  13.63
                  13.69
                  13.69
                  13.44
                  13.5
                  13.69
                  13.69
                  13.69
                  13.81
                  13.81
                  13.75
                  13.25
                  13.31
                  13.19
                  13.06
                  13
                  13.13
                  13.38
                  13.38
                  13.31
                  13.38
                  13.25
                  13.19
                  13.31
                  13.56
                  14
                  14.38
                  14.44
                  14.13
                  14.25
                  14.2
                  13.95
                  13.83
                  14
                  13.81
                  13.5
                  13.75
3/31/01           13.7

Weekly Closing Price
Past performance is not predictive of future results.


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 31%.

Nuveen Insured California Select Tax-Free Income Portfolio

Performance
  Overview As of March 31, 2001


NXC

PORTFOLIO STATISTICS
--------------------------------------------------
Inception Date                                6/92
--------------------------------------------------
Share Price                                 $13.94
--------------------------------------------------
Net Asset Value                             $14.79
--------------------------------------------------
Market Yield                                 5.51%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.99%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.82%
--------------------------------------------------
Fund Net Assets ($000)                     $92,517
--------------------------------------------------
Average Effective Maturity (Years)           10.92
--------------------------------------------------
Average Duration                              2.78
--------------------------------------------------

ANNUALIZED TOTAL RETURN
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         7.23%         7.21%
--------------------------------------------------
5-Year                         5.19%         6.08%
--------------------------------------------------
Since Inception                4.74%         6.07%
--------------------------------------------------

TOP FIVE SECTORS (AS A % OF TOTAL INVESTMENTS)
--------------------------------------------------
U.S.Guaranteed                                 32%
--------------------------------------------------
Tax Obligation/Limited                         15%
--------------------------------------------------
Transportation                                 12%
--------------------------------------------------
Utilities                                      12%
--------------------------------------------------
Tax Obligation/General                         11%
--------------------------------------------------
Bar Chart:

Bar Chart:
2000-2001 Monthly Tax-Free Dividends Per Share2
4/00              0.066
5/00              0.066
6/00              0.066
7/00              0.066
8/00              0.066
9/00              0.066
10/00             0.066
11/00             0.066
12/00             0.066
1/01              0.066
2/01              0.066
3/01              0.064



Line Chart:
Share Price Performance
4/07/00           13.75
                  13.94
                  14.06
                  13.94
                  13.75
                  13.88
                  13.88
                  13.81
                  14
                  14.19
                  14.31
                  14.19
                  14.19
                  14.31
                  14.38
                  14.31
                  14.31
                  14.25
                  14.38
                  14.38
                  14.5
                  14.63
                  14.56
                  14.88
                  14.69
                  14.56
                  14.44
                  14.13
                  13.88
                  13.5
                  13.63
                  13.88
                  13.88
                  13.88
                  13.81
                  13.81
                  13.75
                  13.94
                  13.94
                  14.25
                  14.56
                  14.69
                  14.75
                  14.92
                  14.6
                  14.62
                  14.69
                  14.82
                  14.56
                  14.4
                  14.01
3/31/01           13.94

Weekly Closing Price
Past performance is not predictive of future results.


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 37.5%.

2 The Fund also paid shareholders a capital gains distribution in December 2000 of $0.0127 per share.

Nuveen Insured New York Select Tax-Free Income Portfolio

Performance
  Overview As of March 31, 2001


NXN

PORTFOLIO STATISTICS
--------------------------------------------------
Inception Date                                6/92
--------------------------------------------------
Share Price                                 $14.05
--------------------------------------------------
Net Asset Value                             $14.51
--------------------------------------------------
Market Yield                                 5.38%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.80%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.34%
--------------------------------------------------
Fund Net Assets ($000)                     $56,679
--------------------------------------------------
Average Effective Maturity (Years)            9.42
--------------------------------------------------
Average Duration                              2.11
--------------------------------------------------

ANNUALIZED TOTAL RETURN
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        17.36%         7.02%
--------------------------------------------------
5-Year                         6.55%         5.86%
--------------------------------------------------
Since Inception                4.85%         5.73%
--------------------------------------------------

TOP FIVE SECTORS (AS A % OF TOTAL INVESTMENTS)
--------------------------------------------------
U.S.Guaranteed                                 44%
--------------------------------------------------
Education and Civic Organizations              23%
--------------------------------------------------
Water and Sewer                                10%
--------------------------------------------------
Healthcare                                      5%
--------------------------------------------------
Transportation                                  5%
--------------------------------------------------

Bar Chart:

2000-2001 Monthly Tax-Free Dividends Per Share
4/00              0.065
5/00              0.065
6/00              0.065
7/00              0.065
8/00              0.065
9/00              0.065
10/00             0.065
11/00             0.065
12/00             0.065
1/01              0.065
2/01              0.065
3/01              0.063


Line Chart:

Share Price Performance
4/07/00           12.69
                  12.88
                  12.88
                  13
                  13.13
                  13.19
                  13.25
                  13.44
                  12.94
                  13.13
                  13.19
                  13.25
                  13.19
                  13.06
                  13
                  13
                  12.94
                  12.81
                  13.13
                  13.31
                  13.31
                  13.38
                  13.31
                  13.25
                  13.19
                  13.19
                  13.25
                  13.25
                  13
                  12.81
                  12.75
                  12.94
                  12.75
                  12.69
                  12.88
                  12.94
                  12.81
                  13.13
                  12.88
                  13.69
                  13.94
                  13.75
                  14.13
                  14.2
                  14.2
                  13.75
                  13.85
                  14.2
                  14.21
                  14
                  13.7
3/31/01           14.05

Weekly Closing Price
Past performance is not predictive of future results.


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 35.5%.

Report of
      Independent Auditors


THE BOARD OF TRUSTEES AND SHAREHOLDERS
NUVEEN SELECT TAX-FREE INCOME PORTFOLIO
NUVEEN SELECT TAX-FREE INCOME PORTFOLIO 2
NUVEEN SELECT TAX-FREE INCOME PORTFOLIO 3
NUVEEN INSURED CALIFORNIA SELECT TAX-FREE INCOME PORTFOLIO
NUVEEN INSURED NEW YORK SELECT TAX-FREE INCOME PORTFOLIO

We have audited the accompanying statements of net assets, including the portfolios of investments, of Nuveen Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 2, Nuveen Select Tax-Free Income Portfolio 3, Nuveen Insured California Select Tax-Free Income Portfolio, and Nuveen Insured New York Select Tax-Free Income Portfolio as of March 31, 2001, and the related statements of operations, changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 2001, by correspondence with the custodian and brokers or other auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Nuveen Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 2, Nuveen Select Tax-Free Income Portfolio 3, Nuveen Insured California Select Tax-Free Income Portfolio, and Nuveen Insured New York Select Tax-Free Income Portfolio at March 31, 2001, and the results of their operations, changes in their net assets and financial highlights for the periods indicated therein in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP


Chicago, Illinois
May 11, 2001

                            Nuveen Select Tax-Free Income Portfolio (NXP)

                            Portfolio of
                                       Investments March 31, 2001

   PRINCIPAL                                                                              OPTIONAL CALL                       MARKET
 AMOUNT (000)   DESCRIPTION                                                                 PROVISIONS*    RATINGS**           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 0.2%

$         505   Alabama Housing Finance Authority, Single Family Mortgage Revenue           4/04 at 102          Aaa   $     536,522
                 Bonds (Collateralized Home Mortgage Revenue Bond Program),
                 1994 Series A-1 Bonds, 6.550%, 10/01/14


------------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 1.1%

        2,500   Little Rock Health Facilities Board (Arkansas), Refunding Revenue           4/02 at 102            A       2,617,900
                 Bonds (Baptist Medical Center/Parkway Village Project),
                 Series 1992, 7.000%, 10/01/17


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 6.5%

        4,750   State Public Works Board of the State of California, Lease Revenue          3/04 at 102          Aaa       5,320,808
                 Bonds (California Community Colleges), 1994 Series B (Various
                 Community College Projects), 7.000%, 3/01/14 (Pre-refunded to 3/01/04)

        3,000   State Public Works Board of the State of California, Lease Revenue         11/04 at 102          Aaa       3,414,270
                 Bonds (Department of Corrections), 1994 Series A (California
                 State Prison - Monterey County (Soledad II)), 6.875%,
                 11/01/14 (Pre-refunded to 11/01/04)

        4,905   California Statewide Communities Development Authority,                     8/02 at 102           A3       5,194,150
                 Hospital Revenue Certificates of Participation (Cedars-Sinai
                 Medical Center), Series 1992, 6.500%, 8/01/15

        2,000   Los Angeles County Metropolitan Transportation Authority,                   7/03 at 102          AAA       2,066,120
                 California, Proposition A, Sales Tax Revenue Refunding Bonds,
                 Series 1993-A, 5.625%, 7/01/18


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 6.5%

                Colorado Housing Finance Authority, Single Family Program Senior
                Revenue Bonds, Series 1992A-1:
        2,130    6.800%, 11/01/12                                                           5/02 at 102          AA+       2,194,731
          595    6.875%, 11/01/16                                                           5/02 at 102          AA+         612,910

       10,750   City and County of Denver, Colorado, Airport System Revenue Bonds,         No Opt. Call            A      13,253,245
                 Series 1991D, 7.750%, 11/15/13 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 0.4%

        1,000   District of Columbia, Hospital Revenue and Refunding Bonds                  8/06 at 102          AAA       1,077,280
                 (Medlantic Healthcare Group, Inc. Issue), Series 1996A,
                 5.750%, 8/15/16


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 3.1%

          250   Escambia County, Florida, Pollution Control Revenue Bonds                  12/03 at 102         BBB+         242,905
                 (Champion International Project), Series 1993, 5.875%, 6/01/22
                 (Alternative Minimum Tax)

        7,000   State Board of Education of Florida, Public Education Capital               6/02 at 101          AAA       7,350,700
                 Outlay Bonds, Series 1991-C, 6.625%, 6/01/22
                 (Pre-refunded to 6/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 0.5%

        1,330   State of Hawaii, Certificates of Participation (Kapolei State Office       11/08 at 101          AAA       1,321,954
                 Building), 1998 Series A, 5.000%, 5/01/17


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 13.6%

                City of Chicago Heights, Illinois, General Obligation Bonds, Series
                1993 (Corporate Purpose Bonds):
        3,820    5.650%, 12/01/15                                                          12/08 at 100          AAA       4,048,130
        2,600    5.650%, 12/01/17                                                          12/08 at 100          AAA       2,727,972

        2,500   City of Chicago, Illinois, O'Hare International Airport Special            No Opt. Call         Baa2       2,529,000
                 Facility Revenue Refunding Bonds (United Air Lines Inc. Project),
                 Series 2001C, 6.300%, 5/01/16

        7,000   The County of Cook, Illinois, General Obligation Bonds,                    11/02 at 102          AAA       7,501,340
                 Series 1992A, 6.600%, 11/15/22 (Pre-refunded to 11/15/02)

        1,260   Illinois Educational Facilities Authority, Revenue Refunding Bonds          7/01 at 102          AAA       1,297,397
                 (Loyola University of Chicago), Series 1991-A, 7.125%, 7/01/11
                 (Pre-refunded to 7/01/01)

   PRINCIPAL                                                                              OPTIONAL CALL                       MARKET
 AMOUNT (000)   DESCRIPTION                                                                 PROVISIONS*    RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (continued)

$       3,000   Illinois Educational Facilities Authority, Revenue Refunding Bonds          7/03 at 102          AAA   $   3,234,090
                 (Loyola University of Chicago), Series 1989-A, 6.100%, 7/01/15
                 (Pre-refunded to 7/01/03)

        2,365   Illinois Health Facilities Authority, Revenue Bonds and Revenue            No Opt. Call       N/R***       2,637,732
                 Refunding Bonds, Series 1992B (Evangelical Hospitals Corporation),
                 6.500%, 4/15/09

        3,850   Illinois Health Facilities Authority, Revenue Bonds (Sarah Bush             5/02 at 102          Aaa       4,093,975
                 Lincoln Health Center), Series 1992, 7.250%, 5/15/22 (Pre-refunded to 5/15/02)

          800   Illinois Housing Development Authority, Homeowner Mortgage                  2/10 at 100           AA         835,592
                 Revenue Bonds, Series 2000-D3, 5.700%, 8/01/17

        2,000   State of Illinois General Obligation Bonds, Series of August 1994,          8/04 at 102           AA       2,115,140
                 5.875%, 8/01/14

        2,500   Regional Transportation Authority (Cook, DuPage, Kane, Lake,                6/03 at 102          AAA       2,674,350
                 McHenry and Will Counties in Illinois), General Obligation Bonds,
                 Series 1993A, 5.800%, 6/01/13 (Pre-refunded to 6/01/03)


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 2.7%

        3,000   Indiana Bond Bank, Special Hospital Program (Hendricks Community            4/02 at 102           A+       3,139,500
                 Hospital Financing Program), Series 1992A, 7.125%, 4/01/13

                Indiana Bond Bank, Special Program Bonds, Series 1992 A:
        1,000    7.000%, 8/01/12                                                            2/02 at 102           A+       1,050,650
        2,250    7.000%, 8/01/18                                                            2/02 at 102           A+       2,363,963


------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 3.8%

        9,000   City of Wichita, Kansas, Revenue Bonds (CSJ Health System of               11/01 at 102        A+***       9,407,160
                 Wichita, Inc.), Series 1985 XXV (Remarketed), 7.200%, 10/01/15


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 1.9%

        1,100   County of Jefferson, Kentucky, Health System Revenue Bonds,                10/08 at 101          AAA       1,119,041
                 Series 1998 (Alliant Health System, Inc.), 5.125%, 10/01/18

        3,230   Lexington-Fayette Urban County Government (Kentucky),                      11/04 at 102          AAA       3,638,401
                 Governmental Project Revenue Bonds, Series 1994 (University of
                 Kentucky Alumni Association, Inc. - Commonwealth Library Project),
                 6.750%, 11/01/15 (Pre-refunded to 11/01/04)


------------------------------------------------------------------------------------------------------------------------------------
                MAINE - 1.8%

          960   Maine Educational Loan Authority, Educational Loan Revenue                 12/02 at 102            A       1,001,558
                 Bonds, Series 1992A-2 (Supplemental Educational Loan Program),
                 7.150%, 12/01/16 (Alternative Minimum Tax)

                Maine Educational Loan Authority, Educational Loan Revenue
                Bonds, Series 1992A-1 (Supplemental Educational Loan Program):
        1,525    6.800%, 12/01/07 (Alternative Minimum Tax)                                12/02 at 102          Aaa       1,594,891
        1,725    7.000%, 12/01/16 (Alternative Minimum Tax)                                12/02 at 102          Aaa       1,797,071


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 0.9%

        2,000   Plymouth County (Massachusetts), Certificates of Participation             10/02 at 102          Aaa       2,148,320
                 (Plymouth County Correctional Facility), Series A, 7.000%, 4/01/22
                 (Pre-refunded to 10/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                MISSISSIPPI - 1.5%

        3,600   Calhoun County (Mississippi), Solid Waste Disposal Revenue Bonds            4/07 at 103            A       3,794,904
                 (Weyerhauser Company Project), Series 1992, 6.875%, 4/01/16
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEW HAMPSHIRE - 4.2%

       10,000   New Hampshire Housing Finance Authority, Multifamily Housing                7/01 at 102           A1      10,232,200
                 Revenue Refunding Bonds, 1991  Series 1, 7.050%, 7/01/11


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 11.0%

        7,250   Metropolitan Transportation Authority (New York), Commuter                  7/01 at 102           A3       7,450,390
                 Facilities Service Contract Bonds of 1987, Series 5, 7.000%, 7/01/12

        3,000   Metropolitan Transportation Authority (New York), Transit Facilities        7/02 at 100          AA-       3,087,960
                 Service Contract Bonds, Series N, 6.000%, 7/01/11




                 Nuveen Select Tax-Free Income Portfolio (NXP) (continued)
                                    Portfolio of Investments March 31, 2001

   PRINCIPAL                                                                              OPTIONAL CALL                       MARKET
 AMOUNT (000)   DESCRIPTION                                                                 PROVISIONS*    RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK (continued)

                The City of New York, General Obligation Bonds, Fiscal 1995 Series A:
$         305    6.250%, 8/01/10 (Pre-refunded to 8/01/04)                              8/04 at 101 1/2          Aaa   $     336,217
        4,865    6.250%, 8/01/10                                                        8/04 at 101 1/2            A       5,305,623

        4,465   New York State Dormitory Authority, State University Educational            5/02 at 102          Aaa       4,752,278
                 Facilities Revenue Bonds, Series 1991A, 7.250%, 5/15/18
                 (Pre-refunded to 5/15/02)

        1,600   Dormitory Authority of the State of New York, Mount Sinai                   7/10 at 101         BBB+       1,735,856
                 Health Obligated Group Revenue Bonds (New York University),
                 Series 2000A, 6.500%, 7/01/17

        1,365   New York Local Government Assistance Corporation (A Public                  4/02 at 102          AAA       1,444,129
                 Benefit Corporation of the State of New York), Series 1991D
                 Bonds, 7.000%, 4/01/18 (Pre-refunded to 4/01/02)

                New York State Medical Care Facilities Finance Agency, Mental
                Health Services Facilities Improvement Revenue Bonds, 1991
                Series D:
        1,395    7.400%, 2/15/18 (Pre-refunded to 2/15/02)                                  2/02 at 102       AA-***       1,473,343
        1,425    7.400%, 2/15/18                                                            2/02 at 102          AA-       1,493,628


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 1.2%

        2,790   Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,            9/07 at 102          Aaa       2,953,020
                 Series 1997A, 6.050%, 9/01/17 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 4.6%

        7,235   Delaware County Authority (Pennsylvania), First Mortgage Revenue            4/02 at 102       N/R***       7,708,675
                 Bonds (The Dunwoody Project), Series 1992, 8.125%, 4/01/17
                 (Pre-refunded to 4/01/02)

          880   Pennsylvania Housing Finance Agency, Single Family Mortgage                 4/02 at 102          AA+         926,094
                 Revenue Bonds, Series 1992-33, 6.900%, 4/01/17

                Pennsylvania Higher Educational Facilities Authority, Revenue
                Bonds (Thomas Jefferson University), 1992 Series A:
        1,750    6.625%, 8/15/09 (Pre-refunded to 8/15/02)                                  8/02 at 102        A1***       1,861,405
          750    6.625%, 8/15/09                                                            8/02 at 102          AAA         795,825


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 3.8%

        5,000   South Carolina Housing Finance and Development Authority,                   5/02 at 102          Aaa       5,167,650
                 Multifamily Housing Revenue Bonds, 1992 Series A,
                 6.875%, 11/15/23

        4,060   York County Public Facilities Corporation (South Carolina),                 6/01 at 102          Aaa       4,170,270
                 Certificates of Participation (York County Justice Center Project),
                 Series 1991, 7.500%, 6/01/11 (Pre-refunded to 6/01/01)


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 2.4%

        5,750   Memphis-Shelby County Airport Authority (Tennessee), Airport                7/03 at 102          BBB       5,818,770
                 Special Facilities and Project Revenue Bonds (Federal Express
                 Corporation), Series 1993, 6.200%, 7/01/14 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 9.7%

        9,825   Harris County Health Facilities Development Corporation (Texas),            6/02 at 102        A3***      10,454,193
                 Hospital Revenue Bonds (Memorial Hospital System Project),
                 Series 1992, 7.125%, 6/01/15 (Pre-refunded to 6/01/02)

        4,000   Port of Corpus Christi Authority of Nueces County (Texas), Pollution        4/02 at 102          BBB       4,107,560
                 Control Revenue Bonds (Hoechst Celanese Corporation),
                 Series 1992, 6.875%, 4/01/17 (Alternative Minimum Tax)

        4,190   Red River Authority (Texas), Pollution Control Revenue Bonds                4/02 at 102          BBB       4,299,317
                 (Hoechst Celanese Corporation), Series 1992, 6.875%, 4/01/17
                 (Alternative Minimum Tax)

                City of San Antonio, Texas, Water System Revenue Refunding Bonds,
                Series 1992:
        1,450    6.000%, 5/15/16 (Pre-refunded to 5/15/02)                                  5/02 at 100          AAA       1,494,950
           95    6.000%, 5/15/16 (Pre-refunded to 5/15/07)                                  5/07 at 100          AAA         106,018
          465    6.000%, 5/15/16                                                           No Opt. Call          AAA         522,883
        2,990    6.000%, 5/15/16                                                            5/02 at 100          AAA       3,030,784


   PRINCIPAL                                                                              OPTIONAL CALL                       MARKET
 AMOUNT (000)   DESCRIPTION                                                                 PROVISIONS*    RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 2.1%

$       5,070   Virginia Housing Development Authority, Commonwealth Mortgage               1/02 at 102          AA+   $   5,222,708
                 Bonds, 1992 Series A, 7.100%, 1/01/17


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 9.1%

        2,500   Public Utility District No. 1 of Snohomish County, Washington,              1/03 at 100        A+***       2,651,050
                 Electric System Refunding Revenue Bonds, Series 1991 A,
                 7.000%, 1/01/16 (Pre-refunded to 1/01/03)

        5,700   Public Utility District No. 1 of Snohomish County, Washington,              1/02 at 102          Aaa       6,674,871
                 Generation System Revenue Bonds, Series 1989, 6.750%, 1/01/12

        2,750   Washington Health Care Facilities Authority, Revenue Bonds,                 2/02 at 102       AA-***       2,887,525
                 Series 1992 (Sacred Heart Medical Center, Spokane),
                 6.875%, 2/15/12 (Pre-refunded to 2/15/02)

       10,000   Washington Public Power Supply System, Nuclear Project No. 1                7/01 at 102          Aaa      10,291,000
                 Refunding Revenue Bonds, Series 1991A, 6.875%, 7/01/17
                 (Pre-refunded to 7/01/01)


------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 1.3%

        1,885   Marshall County, West Virginia, Special Obligation Refunding               No Opt. Call          AAA       2,154,612
                 Bonds, Series 1992, 6.500%, 5/15/10

        1,000   West Virginia Housing Development Fund, Housing Finance Bonds,              5/02 at 103          AAA       1,042,420
                 1992 Series A, 7.000%, 5/01/24


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 2.1%

        5,000   Wisconsin Housing and Economic Development Authority,                       4/02 at 102           AA       5,200,200
                 Multifamily Housing Revenue Bonds, 1992 Series B,
                 7.050%, 11/01/22


------------------------------------------------------------------------------------------------------------------------------------
                WYOMING - 1.3%

        3,000   Wyoming Community Development Authority, Single Family Mortgage            11/01 at 103           AA       3,109,230
                 Revenue Bonds (Federally Insured or Guaranteed Mortgage Loans),
                 Series 1988-G, 7.200%, 6/01/10 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
$     225,605   Total Investments (cost $221,530,127) - 97.3%                                                            239,916,326
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.7%                                                                       6,559,099
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                      $ 246,475,425
                ====================================================================================================================


                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    ***  Securities are backed by an escrow or trust  containing sufficient U.S.  Government or U.S.  Government  agency
                         securities   which   ensures  the  timely   payment  of
                         principal   and  interest.   Securities   are  normally
                         considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                Nuveen Select Tax-Free Income Portfolio 2 (NXQ)
                       Portfolio of
                               Investments March 31, 2001


   PRINCIPAL                                                                              OPTIONAL CALL                       MARKET
 AMOUNT (000)   DESCRIPTION                                                                 PROVISIONS*    RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 5.4%

$       3,250   State Public Works Board of the State of California, Lease Revenue          3/04 at 102          Aaa   $   3,640,553
                 Bonds (California Community Colleges), 1994 Series B (Various
                 Community College Projects), 7.000%, 3/01/14 (Pre-refunded to 3/01/04)

        2,000   State Public Works Board of the State of California, Lease Revenue         No Opt. Call          Aa2       2,216,940
                 Refunding Bonds (The Regents of the University of California),
                 1993 Series A (Various University of California Projects),
                 5.500%, 6/01/14

        5,000   State Public Works Board of the State of California, Lease Revenue         11/04 at 102          Aaa       5,690,450
                 Bonds (Department of Corrections), 1994 Series A (California
                 State Prison - Monterey County (Soledad II)), 6.875%,
                 11/01/14 (Pre-refunded to 11/01/04)

          500   State Public Works Board of the State of California, Lease Revenue         12/08 at 101          AA-         521,170
                 Refunding Bonds (California Community Colleges) (Various
                 Community College Projects), 1998 Series A, 5.250%, 12/01/16

          500   City of Contra Costa Water District (California), Water Revenue            10/07 at 100          AA-         504,835
                 Bonds, Refunding Series 1997 H, 5.000%, 10/01/17

          500   County of Contra Costa, California, Certificates of Participation          11/07 at 102          AAA         521,625
                 (Merrithew Memorial Hospital Replacement Project), Refunding
                 Series of 1997, 5.375%, 11/01/17

        1,000   City of Fresno, California, Health Facility Revenue Bonds,                 12/03 at 102          AAA       1,044,790
                 Series 1993B (Holy Cross Health System Corporation),
                 5.625%, 12/01/15


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 5.5%

        2,165   Colorado Housing Finance Authority, Single Family Program Senior            5/02 at 102          AA+       2,256,644
                  Bonds, Series 1992A-3, 7.000%, 11/01/24 (Alternative Minimum Tax)

                City and County of Denver, Colorado, Airport System Revenue Bonds,
                Series 1992B:
        2,335    7.250%, 11/15/12 (Alternative Minimum Tax) (Pre-refunded to 11/15/02)     11/02 at 102          Aaa       2,522,571
        9,130    7.250%, 11/15/12 (Alternative Minimum Tax)                                11/02 at 102            A       9,739,519


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 5.1%

        4,600   District of Columbia, Hospital Revenue Refunding Bonds                      8/02 at 102        A3***       4,915,560
                 (Washington Hospital Center Medlantic Issue), Series 1992A,
                 7.125%, 8/15/19 (Pre-refunded to 8/15/02)

          500   District of Columbia, Hospital Revenue Refunding Bonds                      8/06 at 102          AAA         538,640
                 (Medlantic Healthcare Group, Inc. Issue), Series 1996A,
                 5.750%, 8/15/16

        7,500   District of Columbia (Washington, D.C.), General Obligation Bonds,          6/02 at 102          AAA       7,906,350
                 Series 1992B, 6.300%, 6/01/12 (Pre-refunded to 6/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 3.3%

        8,180   Hillsborough County (Florida), Environmentally Sensitive Land               7/02 at 102        A1***       8,662,047
                 Acquisition and Protection Program Bonds, Series 1992,
                 6.375%, 7/01/11 (Pre-refunded to 7/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 0.4%

        1,100   State of Hawaii, Certificates of Participation (Kapolei State              11/08 at 101          AAA       1,093,345
                 Office Building), 1998 Series A, 5.000%, 5/01/17


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 13.7%

        8,420   Chicago Metropolitan Housing Development Corporation (Illinois),            7/02 at 102           AA       8,740,465
                 Housing Development Revenue Refunding Bonds (FHA-Insured
                 Mortgage Loans - Section 8 Assisted Projects), Series 1992A,
                 6.800%, 7/01/17

        2,400   City of Chicago, Illinois, O'Hare International Airport Special            No Opt. Call         Baa2       2,427,840
                 Facility Revenue Refunding Bonds (United Air Lines Inc. Project),
                 Series 2001C, 6.300%, 5/01/16

        8,070   County of Cook, Illinois, General Obligation Bonds, Series 1992A,          11/02 at 102          AAA       8,647,973
                 6.600%, 11/15/22 (Pre-refunded to 11/15/02)


   PRINCIPAL                                                                              OPTIONAL CALL                       MARKET
 AMOUNT (000)   DESCRIPTION                                                                 PROVISIONS*    RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (continued)
$       2,500   Illinois Educational Facilities Authority, Revenue Bonds (Columbia         12/03 at 102          BBB   $   2,520,400
                 College), Series 1993, 6.125%, 12/01/18

                Illinois Educational Facilities Authority, Revenue Refunding Bonds
                (Columbia College), Series 1992:
        2,610    6.875%, 12/01/17 (Pre-refunded to 12/01/04)                               12/04 at 100       N/R***       2,901,198
        1,140    6.875%, 12/01/17                                                          12/04 at 100          BBB       1,189,989

        1,900   Illinois Housing Development Authority, Homeowner Mortgage                  2/10 at 100           AA       1,984,531
                 Revenue Bonds, Series 2000-D3, 5.700%, 8/01/17

                Metropolitan Pier and Exposition Authority (Illinois), McCormick
                Place Expansion Project Bonds, Series 1992A:
        2,205    6.500%, 6/15/22 (Pre-refunded to 6/15/03)                                  6/03 at 102          Aaa       2,393,241
           45    6.500%, 6/15/22                                                            6/03 at 102          Aa3          47,212

        5,000   Regional Transportation Authority (Cook, DuPage, Kane, Lake,                6/03 at 102          AAA       5,348,700
                 McHenry and Will Counties in Illinois), General Obligation Bonds,
                 Series 1993A, 5.800%, 6/01/13 (Pre-refunded to 6/01/03)


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 5.7%

        2,005   Howard County Jail and Juvenile Detention Center Corporation                1/02 at 102        A1***       2,098,493
                 (Indiana), First Mortgage Revenue Bonds, Series 1992,
                 6.850%, 1/01/12 (Pre-refunded to 1/01/02)

       10,000   Indiana Educational Facilities Authority, Educational Facilities            1/02 at 102          AAA      10,381,600
                 Refunding Revenue Bonds (Butler University Project),
                 Series 1992A, 6.600%, 1/01/18

        2,400   Westfield-Washington South School Building Corporation (Indiana),           7/02 at 102         A***       2,545,104
                 First Mortgage Revenue Bonds, Series 1992, 6.500%, 7/15/13
                 (Pre-refunded to 7/15/02)


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 1.1%

        2,735   Kentucky Housing Corporation, Housing Revenue Bonds (Federally              7/02 at 102          AAA       2,809,283
                 Insured or Guaranteed Mortgage Loans), Series 1992A,
                 6.600%, 7/01/11


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 4.7%

       11,425   Louisiana Public Facilities Authority, Revenue Bonds, 1992 Series,         11/02 at 102        A+***      12,242,116
                 Tulane University of Louisiana, 6.625%, 11/15/21
                 (Pre-refunded to 11/15/02)


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 2.7%

                The Commonwealth of Massachusetts, General Obligation Refunding
                Bonds of 1991, Series B:
        2,045     6.500%, 8/01/11 (Pre-refunded to 8/01/01)                                 8/01 at 102          Aaa       2,108,497
        1,585     6.500%, 8/01/11                                                           8/01 at 102          Aa2       1,633,136

        3,000   Massachusetts Health and Educational Facilities, Revenue Bonds             10/02 at 102        A2***       3,212,190
                 (Jordan Memorial Hospital Issue), Series 1992C, 6.875%, 10/01/22
                 (Pre-refunded to 10/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 1.6%

                City of Royal Oak Hospital Finance Authority (Michigan), Revenue
                Bonds (Beaumont Properties, Inc.), Series 1992E:
          435    6.625%, 1/01/19 (Pre-refunded to 1/01/02)                                  1/02 at 102          AAA         454,714
        3,565    6.625%, 1/01/19                                                            1/02 at 102           AA       3,684,107


------------------------------------------------------------------------------------------------------------------------------------
                MONTANA - 0.8%

        2,065   City of Billings, Montana, Tax Increment Urban Renewal Bonds,               3/02 at 101         Baa3       2,125,153
                 Refunding Series 1992, 7.100%, 3/01/08


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 0.2%

          500   Clark County, Nevada, General Obligation (Limited Tax), Las Vegas           7/06 at 101          AAA         517,175
                 Convention and Visitors Authority Bonds, Series 1996,
                 5.500%, 7/01/17


                Nuveen Select Tax-Free Income Portfolio 2 (NXQ) (continued)
                       Portfolio of Investments March 31, 2001

   PRINCIPAL                                                                              OPTIONAL CALL                       MARKET
 AMOUNT (000)   DESCRIPTION                                                                 PROVISIONS*    RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 11.0%

$       3,850   Metropolitan Transportation Authority, Transit Facilities Service           7/02 at 100          AA-   $   3,962,882
                 Contract Bonds, Series N, 6.000%, 7/01/11

                The City of New York, General Obligation Bonds, Fiscal 1992 Series H:
        7,355    7.100%, 2/01/11 (Pre-refunded to 2/01/02)                              2/02 at 101 1/2          Aaa       7,706,054
          645    7.100%, 2/01/11                                                        2/02 at 101 1/2            A         675,450
        2,960    7.100%, 2/01/12 (Pre-refunded to 2/01/02)                              2/02 at 101 1/2         A***       3,101,281
          190    7.100%, 2/01/12                                                        2/02 at 101 1/2            A         198,970

        2,700   Dormitory Authority of the State of New York, Mount Sinai Health            7/10 at 101         BBB+       2,929,257
                 Obligated Group Revenue Bonds (New York University),
                 Series 2000A, 6.500%, 7/01/17

        4,000   New York State Medical Care Facilities Finance Agency,                      2/05 at 102          AAA       4,533,080
                 New York Hospital FHA-Insured Mortgage Revenue Bonds,
                 Series 1994A, 6.750%, 8/15/14 (Pre-refunded to 2/15/05)

        5,000   Triborough Bridge and Tunnel Authority, New York, Convention               No Opt. Call          AA-       5,774,150
                 Center Bonds, Series E, 7.250%, 1/01/10


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 2.4%

        2,800   County of Cuyahoga, Ohio, Hospital Revenue Bonds (Meridia                   8/05 at 102          AAA       3,140,172
                 Health System), Series 1995, 6.250%, 8/15/14 (Pre-refunded to 8/15/05)

        3,000   County of Erie, Ohio, Hospital Improvement and Refunding                    1/02 at 102            A       3,090,960
                 Revenue Bonds, Series 1992 (Firelands Community Hospital
                 Project), 6.750%, 1/01/15


------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 2.4%

        6,000   Oklahoma City (Oklahoma), Water Utilities Trust, Water and Sewer            7/02 at 100          AAA       6,215,940
                 Revenue Bonds, 6.400%, 7/01/17


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 2.9%

        1,000   Dauphin County General Authority (Pennsylvania), Health System              2/09 at 101          AAA       1,005,330
                 Revenue Bonds, Series of 1999 (Pinnacle Health System Project),
                 5.125%, 8/15/17
        6,295   Pennsylvania Intergovernmental Cooperation Authority, Special Tax           6/02 at 100          Aaa       6,563,985
                 Revenue Bonds (City of Philadelphia Funding Program), Series
                 of 1992, 6.800%, 6/15/22 (Pre-refunded to 6/15/02)


------------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 2.2%

        5,500   Rhode Island Depositors Economic Corporation, Special Obligation            8/02 at 102          AAA       5,869,380
                 Bonds, 1992 Series A, 6.900%, 8/01/13 (Pre-refunded to 8/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 2.7%

        7,000   Richland County (South Carolina), Solid Waste Disposal Facilities           5/02 at 102         BBB+       7,142,450
                 Revenue Bonds (Union Camp Corporation Project), Series 1992-A,
                 6.750%, 5/01/22 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 4.5%

        4,500   Memphis-Shelby County Airport Authority (Tennessee), Special                9/01 at 103          BBB       4,686,165
                 Facilities Revenue Bonds, Series 1984 (Federal Express
                 Corporation), 7.875%, 9/01/09

        6,885   Tennessee Housing Development Agency, Homeownership Program                 7/02 at 102           AA       7,135,132
                 Bonds, Issue WR, 6.800%, 7/01/17


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 7.8%

        3,275   Bexar County Health Facilities Development Corporation (Texas),             8/04 at 102          AAA       3,679,823
                 Hospital Revenue Bonds (Baptist Memorial Hospital System
                 Project), Series 1994, 6.900%, 2/15/14 (Pre-refunded to 8/15/04)

        4,695   Cleveland Housing Corporation (Texas), Mortgage Revenue                     7/01 at 102          AAA       4,794,487
                 Refunding Bonds, Series 1992-C (FHA-Insured - Section 8
                 Project), 7.375%, 7/01/24

        2,500   Harris County Health Facilities Development Corporation, Texas             10/05 at 102          AAA       2,584,775
                 (Children's Hospital Project), Series 1995, 5.500%, 10/01/16

        7,600   Port of Corpus Christi Authority of Nueces County (Texas), Pollution        4/02 at 102          BBB       7,804,364
                 Control Revenue Bonds (Hoechst Celanese Corporation),
                 Series 1992, 6.875%, 4/01/17 (Alternative Minimum Tax)

        1,460   Red River Authority (Texas), Pollution Control Revenue Bonds                4/02 at 102          BBB       1,498,091
                 (Hoechst Celanese Corporation), Series 1992, 6.875%, 4/01/17
                 (Alternative Minimum Tax)

   PRINCIPAL                                                                              OPTIONAL CALL                       MARKET
 AMOUNT (000)   DESCRIPTION                                                                 PROVISIONS*    RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 0.8%

$       1,655   Municipal Building Authority of Ogden City School District, Weber           1/02 at 101        A3***   $   1,740,431
                 County, Utah, Lease Revenue Bonds (Central Middle School
                 Project), Series 1992, 6.700%, 1/01/12 (Pre-refunded to 1/01/02)

          230   Utah Housing Finance Agency, Single Family Mortgage Purchase                7/02 at 102          Aaa         236,633
                 Refunding Senior Bonds, Series 1992, 6.800%, 1/01/12


------------------------------------------------------------------------------------------------------------------------------------
                VERMONT - 2.6%

        3,000   Vermont Housing Finance Agency, Multifamily Housing Bonds,                  2/09 at 100          AAA       3,093,000
                 1999 Series C, 5.800%, 8/15/16

        3,600   Vermont Industrial Development Authority, Industrial Development            9/02 at 102            A       3,727,584
                 Refunding Revenue Bonds (Stanley Works Project), Series 1992,
                 6.750%, 9/01/10


------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 0.8%

        2,000   Industrial Development Authority of Covington-Alleghany County,             4/02 at 102       N/R***       2,104,080
                 Virginia, Hospital Facility Revenue Bonds (Alleghany Regional
                 Hospital), Series 1992, 6.625%, 4/01/12 (Pre-refunded to 4/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 3.8%

                Washington Public Power Supply System, Nuclear Project No. 3
                Refunding Revenue Bonds, Series 1991A:
        3,600     6.750%, 7/01/11 (Pre-refunded to 7/01/01)                                 7/01 at 102       Aa1***       3,703,500
        6,160     6.500%, 7/01/18 (Pre-refunded to 7/01/01)                                 7/01 at 102          Aaa       6,333,589


------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 0.7%

        1,750   West Virginia School Building Authority, Capital Improvement                7/02 at 102         A***       1,855,544
                 Revenue Bonds, Series 1992-A, 6.625%, 7/01/22
                 (Pre-refunded to 7/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 4.0%

       10,000   Wisconsin Housing and Economic Development Authority,                       4/02 at 102           AA      10,446,100
                 Multifamily Housing Revenue Bonds, 1992 Series D,
                 7.200%, 11/01/13 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
$     245,515   Total Investments (cost $242,948,598) - 98.8%                                                            259,120,795
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.2%                                                                       3,022,924
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                      $ 262,143,719
                ====================================================================================================================


                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    ***  Securities are backed by an escrow or trust  containing sufficient U.S.  Government or U.S.  Government  agency
                         securities   which   ensures  the  timely   payment  of
                         principal   and  interest.   Securities   are  normally
                         considered to be equivalent to AAA rated securities.

                    N/R Investment is not rated. See accompanying notes to financial statements.

                Nuveen Select Tax-Free Income Portfolio 3 (NXR)
                        Portfolio of
                                Investments March 31, 2001

   PRINCIPAL                                                                              OPTIONAL CALL                       MARKET
 AMOUNT (000)   DESCRIPTION                                                                 PROVISIONS*    RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 2.9%

$       3,000   State Public Works Board of the State of California, Lease Revenue         11/04 at 102          Aaa   $   3,414,270
                 Bonds (Department of Corrections), 1994 Series A (California
                 State Prison - Monterey County (Soledad II)), 6.875%,
                 11/01/14 (Pre-refunded to 11/01/04)

          500   City of Fresno, California, Health Facility Revenue Refunding Bonds        12/03 at 102          AAA         517,565
                 (Holy Cross Health System Corporation), 5.625%, 12/01/18

        1,390   City of Torrance (California), Hospital Revenue Bonds                       7/02 at 102         A***       1,479,016
                 (Little Company of Mary Hospital Project), Series 1992,
                 6.875%, 7/01/15 (Pre-refunded to 7/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 7.0%

        2,500   City of Colorado Springs, Colorado, Utilities System Refunding             11/02 at 100           AA       2,565,775
                 Revenue Bonds, Series 1992A, 6.125%, 11/15/20

        1,500   City and County of Denver, Colorado, Airport System Revenue                No Opt. Call            A       1,849,290
                 Bonds, Series 1991D, 7.750%, 11/15/13 (Alternative Minimum Tax)

                City and County of Denver, Colorado, Airport System Revenue
                Bonds, Series 1992B:
          815    7.250%, 11/15/23 (Alternative Minimum Tax) (Pre-refunded to 11/15/02)     11/02 at 102          Aaa         880,469
        3,185    7.250%, 11/15/23 (Alternative Minimum Tax)                                11/02 at 102            A       3,391,484

                City and County of Denver, Colorado, Airport System Revenue Bonds,
                Series 1992C:
          470    6.750%, 11/15/13 (Alternative Minimum Tax)                                11/02 at 102          Aaa         504,301
                 (Pre-refunded to 11/15/02)
        3,530    6.750%, 11/15/13 (Alternative Minimum Tax)                                11/02 at 102                    3,731,422


------------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 0.1%

          250   State of Connecticut Health and Educational Facilities Authority,           7/02 at 102          AAA         263,390
                 Revenue Bonds, Bridgeport Hospital Issue, Series A,
                 6.625%, 7/01/18


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 3.5%

        2,000   District of Columbia, Hospital Revenue Refunding Bonds                      8/02 at 102        A3***       2,137,200
                 (Washington Hospital Center Medlantic Issue), Series 1992A,
                 7.125%, 8/15/19 (Pre-refunded to 8/15/02)

                District of Columbia (Washington D.C.), General Obligation Bonds,
                Series 1993E:
          165    6.000%, 6/01/13 (Pre-refunded to 6/01/03)                                  6/03 at 102          AAA         177,012
        4,080    6.000%, 6/01/13                                                            6/03 at 102          AAA       4,326,514


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 1.9%

        3,310   City of Tampa, Florida, Revenue Bonds (The Florida                          5/02 at 102       N/R***       3,523,793
                 Aquarium Project), Series 1992, 7.550%, 5/01/12
                 (Pre-refunded to 5/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 2.4%

                Fulco Hospital Authority, Refunding Revenue Anticipation
                Certificates (Georgia Baptist Health Care System Project),
                Series 1992B:
        2,250    6.250%, 9/01/13 (Pre-refunded to 9/01/02)                                  9/02 at 102      Baa1***       2,382,930
        2,000    6.375%, 9/01/22 (Pre-refunded to 9/01/02)                                  9/02 at 102      Baa1***       2,121,600


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 15.2%

        3,000   Village of Bryant, Illinois, Pollution Control Revenue Refunding            2/02 at 102           A2       3,081,060
                 Bonds (Central Illinois Light Company Project), Series 1992,
                 6.500%, 2/01/18

        2,475   Chicago Metropolitan Housing Development Corporation (Illinois),            7/02 at 102           AA       2,566,451
                 Housing Development Revenue Refunding Bonds (FHA-Insured
                 Mortgage Loans - Section 8 Assisted Projects), Series 1992A,
                 6.850%, 7/01/22

        2,550   City of Chicago, Illinois, Mortgage Revenue Bonds,                          6/02 at 102          AAA       2,631,243
                 Series 1992 (FHA-Insured Mortgage Loan - Lakeview
                 Towers Project), 6.600%, 12/01/20

          700   City of Chicago, Illinois, O'Hare International Airport Special            No Opt. Call         Baa2         708,120
                 Facility Revenue Refunding Bonds (United Air Lines Inc. Project),
                 Series 2001C, 6.300%, 5/01/16

   PRINCIPAL                                                                              OPTIONAL CALL                       MARKET
 AMOUNT (000)   DESCRIPTION                                                                 PROVISIONS*    RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (continued)

$       1,700   City of Chicago, Illinois, O'Hare International Airport General Second      1/03 at 102          AAA   $   1,723,222
                 Lien Revenue Refunding Bonds, Series 1993A, 5.600%, 1/01/18
                 (Alternative Minimum Tax)

        1,500   Illinois Health Facilities Authority, Revenue Bonds, Series 1992C          No Opt. Call       N/R***       1,698,960
                 (Evangelical Hospitals Corporation), 6.250%, 4/15/22

        4,000   Illinois Health Facilities Authority, Revenue Bonds, Series 1992B           9/06 at 100          AAA       4,551,760
                 (Franciscan Sisters Health Care Corporation Project),
                 6.625%, 9/01/13 (Pre-refunded to 9/01/06)

        1,000   Illinois Health Facilities Authority, Revenue Bonds, Series 1992           10/02 at 102      Baa2***       1,065,850
                 (Mercy Center for Health Care Services), 6.650%, 10/01/22
                 (Pre-refunded to 10/01/02)

          620   Illinois Housing Development Authority, Homeowner Mortgage                  2/10 at 100           AA         647,584
                 Revenue Bonds, Series 2000-D3, 5.700%, 8/01/17

        7,750   The Illinois State Toll Highway Authority, Toll Highway Priority            1/03 at 102          AAA       8,293,663
                 Revenue Bonds, 1992 Series A, 6.375%, 1/01/15
                 (Pre-refunded to 1/01/03)

        1,360   Board of Regents of Sangamon State University (Illinois),                  10/02 at 102          AAA       1,448,903
                 Auxiliary Facilities System Revenue Bonds, Series 1992,
                 6.375%, 10/01/17 (Pre-refunded to 10/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 5.5%

        1,205   Allen County, Indiana, Refunding Certificates of Participation,             5/02 at 101          Aa3       1,251,139
                 Series 1991, 6.500%, 11/01/17

        4,000   Indiana State Office Building Commission, Correctional Facilities          12/01 at 102       Aa2***       4,163,600
                 Program, Revenue Bonds, Series 1991, 6.375%, 7/01/16
                 (Pre-refunded to 12/01/01)

        2,000   School Building Corporation of Warren Township (Marion County,              7/02 at 102        A+***       2,108,380
                 Indiana), First Mortgage Bonds, Series 1992A, 6.000%, 7/15/12
                 (Pre-refunded to 7/15/02)

        2,725   Warrick County, Indiana, Adjustable Rate Environmental                      5/03 at 102          Aa2       2,796,613
                 Improvement Revenue Bonds, 1993 Series B (Southern Indiana
                 Gas and Electric Company Project), 6.000%, 5/01/23 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 2.5%

                County of Trimble, Kentucky, Pollution Control Revenue Bonds,
                1990 Series B (Louisville Gas and Electric Company Project):
          500    6.550%, 11/01/20 (Alternative Minimum Tax) (Pre-refunded to 9/16/02)       9/02 at 102          Aaa         532,800
        4,080    6.550%, 11/01/20 (Alternative Minimum Tax)                                 9/02 at 102           A1       4,195,178


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 2.2%

        4,000   Louisiana Public Facilities Authority, Revenue Bonds, Series 1992           2/03 at 101           AA       4,208,160
                 (Baton Rouge Water Works Company Project), 6.400%, 2/01/10
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 0.7%

        1,270   Massachusetts Health and Educational Facilities Authority,                 11/02 at 102          Aaa       1,358,760
                 Revenue Bonds, MetroWest Health, Inc. Issue, Series C,
                 6.500%, 11/15/18 (Pre-refunded to 11/15/02)


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 6.8%

        4,000   Michigan State Housing Development Authority, Single Family                 6/06 at 102          AA+       4,207,080
                 Mortgage Revenue Bonds, 1996 Series C, 5.950%, 12/01/17

        8,240   Michigan Housing Development Authority, Limited Obligation                  9/02 at 103          AAA       8,609,399
                 Revenue Bonds (Greenwood Villa Project), Series 1992,
                 6.625%, 9/15/17


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 1.6%

                Clark County, Nevada, Las Vegas-McCarran International Airport,
                Passenger Facility Charge Revenue Bonds, Series 1992B:
        1,955    6.500%, 7/01/12 (Alternative Minimum Tax)                                  7/02 at 102            A       2,048,117
          980    6.250%, 7/01/22 (Alternative Minimum Tax) (Pre-refunded to 7/01/02)        7/02 at 102          Aaa       1,032,508
           20    6.250%, 7/01/22 (Alternative Minimum Tax)                                  7/02 at 102            A          20,638


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 11.6%

        2,335   Long Island Power Authority, New York, Electric System General              9/11 at 100           A-       2,364,631
                 Revenue Bonds, Series 2001A, 5.375%, 9/01/21 (Alternative
                 Minimum Tax) (DD, settling 4/02/01)

        1,750   The City of New York, General Obligation Bonds, Fiscal 1992             8/02 at 101 1/2          Aaa       1,863,697
                 Series C, 7.000%, 8/01/17 (Pre-refunded to 8/01/02)


                Nuveen Select Tax-Free Income Portfolio 3 (NXR) (continued)
                       Portfolio of Investments March 31, 2001

   PRINCIPAL                                                                              OPTIONAL CALL                       MARKET
 AMOUNT (000)   DESCRIPTION                                                                 PROVISIONS*    RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK (continued)

                The City of New York, General Obligation Bonds, Fiscal 1992 Series D:
$       1,480    7.500%, 2/01/18 (Pre-refunded to 2/01/02)                              2/02 at 101 1/2          Aaa   $   1,555,332
           20    7.500%, 2/01/18                                                        2/02 at 101 1/2            A          20,927

        1,000   The City of New York, General Obligation Bonds, Fiscal 1991             6/01 at 101 1/2          Aaa       1,021,540
                 Series B, 7.000%, 6/01/12 (Pre-refunded to 6/01/01)

                The City of New York, General Obligation Bonds, Fiscal 1992 Series H:
        1,845    7.100%, 2/01/11 (Pre-refunded to 2/01/02)                              2/02 at 101 1/2          Aaa       1,933,062
          155    7.100%, 2/01/11                                                        2/02 at 101 1/2            A         162,318

                The City of New York, General Obligation Bonds, Fiscal 1992 Series B:
          205    7.000%, 2/01/18 (Pre-refunded to 2/01/02)                              2/02 at 101 1/2          Aaa         214,631
          855    7.000%, 2/01/18                                                        2/02 at 101 1/2            A         891,132

                New York City Municipal Water Finance Authority, Water and Sewer
                System Revenue Bonds, Fiscal 1993 Series B:
        4,000    6.000%, 6/15/17                                                        6/02 at 101 1/2           AA       4,117,960
        2,785    6.375%, 6/15/22 (Pre-refunded to 6/15/02)                                  6/02 at 101          AAA       2,919,710

        2,130   Dormitory Authority of the State of New York, City University              No Opt. Call           A3       2,506,712
                 System Consolidated Second General Resolution Revenue Bonds,
                 Series 1990C, 7.500%, 7/01/10

        2,000   New York State Medical Care Facilities Finance Agency,                      8/02 at 102          AAA       2,179,880
                 Hospital and Nursing Home FHA-Insured Mortgage Revenue
                 Bonds, 1992 Series C, 6.250%, 8/15/12


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 6.2%

        2,500   Cambria County Hospital Development Authority (Pennsylvania),               7/02 at 102          AAA       2,643,800
                 Hospital Revenue Refunding and Improvement Bonds, Series B
                 of 1992 (Conemaugh Valley Memorial Hospital Project),
                 6.375%, 7/01/18 (Pre-refunded to 7/01/02)

        2,435   Dauphin County Industrial Development Authority (Pennsylvania),            No Opt. Call            A       2,827,108
                 Water Development Refunding Revenue Bonds, Series 1992B
                 (Dauphin Consolidates Water Supply Company), 6.700%, 6/01/17

        4,000   Pennsylvania Housing Finance Agency, Rental Housing Refunding               7/02 at 102          AAA       4,139,360
                 Bonds, Issue of 1992 (FNMA Insured Mortgage Loans),
                 6.500%, 7/01/23

        2,000   Pennsylvania Higher Educational Facilities Authority, Revenue Bonds         5/03 at 102           A-       2,095,300
                 (Drexel University), Series 1993, 6.375%, 5/01/17


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 3.1%

        4,000   South Carolina Public Service Authority, Revenue Bonds,                     7/02 at 102          Aa2       4,205,440
                 1992 Refunding Series A, 6.375%, 7/01/11

                City of Spartanburg, South Carolina, Water System Improvement
                Refunding Revenue Bonds, Series 1992:
        1,290    6.250%, 6/01/17 (Pre-refunded to 6/01/02)                                  6/02 at 101          AAA       1,347,637
          310    6.250%, 6/01/17                                                            6/02 at 101          AA-         316,839


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH DAKOTA - 2.2%

        4,000   South Dakota Health and Educational Facilities Authority, Revenue           9/02 at 102          AAA       4,236,560
                 Bonds, Series 1992 (Rapid City Regional Hospital Issue),
                 6.150%, 9/01/18 (Pre-refunded to 9/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 2.4%

        4,420   Memphis-Shelby County Airport Authority (Tennessee), Special                9/02 at 102          BBB       4,602,237
                 Facilities Revenue Refunding Bonds, Series 1992 (Federal
                 Express Corporation), 6.750%, 9/01/12


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 6.2%

        3,755   Grand Prairie Industrial Development Authority, Industrial                 12/02 at 102            A       3,924,989
                 Development Revenue Refunding Bonds, Series 1992 (Baxter
                 International Inc. Project), 6.550%, 12/01/12

        2,500   Harris County Health Facilities Development Corporation, Texas,            10/04 at 101          AAA       2,757,575
                 Hospital Revenue Bonds (Hermann Hospital), Series 1994,
                 6.375%, 10/01/17 (Pre-refunded to 10/01/04)

        5,000   North Central Texas Health Facilities Development Corporation,              5/06 at 102          AA-       5,039,550
                 Hospital Revenue Refunding Bonds (Baylor Health Care System
                 Project), Series 1995, 5.250%, 5/15/16

   PRINCIPAL                                                                              OPTIONAL CALL                       MARKET
 AMOUNT (000)   DESCRIPTION                                                                 PROVISIONS*    RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 2.2%

$       4,000   Virginia Housing Development Authority, Commonwealth Mortgage               1/02 at 102          AA+   $   4,117,480
                 Bonds, 1992 Series A, 7.100%, 1/01/22


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 6.6%

                Port of Seattle, Washington, Revenue Bonds, Series 1992B:
          290    6.000%, 11/01/17 (Alternative Minimum Tax) (Pre-refunded to 11/01/02)     11/02 at 100       Aa2***         301,893
        3,710    6.000%, 11/01/17 (Alternative Minimum Tax)                                11/02 at 100          Aa2       3,756,969

        4,000   Washington Public Power Supply System, Nuclear Project No. 1                7/01 at 102          Aaa       4,116,400
                 Refunding Revenue Bonds, Series 1991A, 6.875%, 7/01/17
                 (Pre-refunded to 7/01/01)

        4,000   Washington Public Power Supply System, Nuclear Project No. 1                7/02 at 102          AAA       4,238,240
                 Refunding Revenue Bonds, Series 1992A, 6.500%, 7/01/15
                 (Pre-refunded to 7/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 4.2%

        2,500   Berkeley County Building Commission (West Virginia), Hospital              11/02 at 102         BBB+       2,528,000
                 Revenue Bonds (City Hospital Project), Series 1992,
                 6.500%, 11/01/09

        3,000   Mason County, West Virginia, Pollution Control Revenue Bonds               10/02 at 102         BBB+       3,096,150
                 (Appalachian Power Company Project), Series 1992J,
                 6.600%, 10/01/22

                West Virginia School Building Authority, Capital Improvement
                Revenue Bonds, Series 1992-A:
        1,855    6.500%, 7/01/12 (Pre-refunded to 7/01/02)                                  7/02 at 102         A***       1,964,055
          395    6.500%, 7/01/12                                                            7/02 at 102            A         415,057
------------------------------------------------------------------------------------------------------------------------------------
$     173,095   Total Investments (cost $172,080,719) - 97.0%                                                            182,637,390
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 3.0%                                                                       5,706,458
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                      $ 188,343,848
                ====================================================================================================================



                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    ***  Securities are backed by an escrow or trust  containing sufficient U.S.  Government or U.S.  Government  agency
                         securities   which   ensures  the  timely   payment  of
                         principal   and  interest.   Securities   are  normally
                         considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    (DD) Security purchased on a delayed delivery basis.

                                 See accompanying notes to financial statements.

                Nuveen Insured California Select Tax-Free Income Portfolio (NXC)
                Portfolio of
                        Investments March 31, 2001

   PRINCIPAL                                                                              OPTIONAL CALL                       MARKET
 AMOUNT (000)   DESCRIPTION                                                                 PROVISIONS*    RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 1.5%

$       1,410   California Educational Facilities Authority, Refunding Revenue             10/01 at 100          AAA   $   1,426,116
                 Bonds, Series 1992 (Loyola Marymount University),
                 6.000%, 10/01/14


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 10.7%

        2,500   California Health Facilities Financing Authority, Insured Hospital         10/02 at 102          AAA       2,654,600
                 Revenue Bonds (Scripps Memorial Hospitals), Series 1992A,
                 6.400%, 10/01/12

        1,000   California Health Facilities Financing Authority, Insured Hospital          9/01 at 102          AAA       1,022,720
                 Revenue Bonds (Adventist Health System/West), Series 1991B,
                 6.500%, 3/01/11

        4,000   California Health Facilities Financing Authority, Insured Hospital          8/02 at 102          AAA       4,224,880
                 Revenue Bonds (San Diego Hospital Association), Series 1992B,
                 6.125%, 8/01/11

        1,880   California Statewide Communities Development Authority, Revenue             6/07 at 101          AAA       1,963,961
                 Bonds (Los Angeles Orthopedic Hospital Foundation and
                 Orthopedic Hospital), Series 2000, 5.500%, 6/01/17


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 10.9%

                Golden West Schools Financing Authority (California), 1999
                Revenue Bonds (School District General Obligation Refunding
                Program), Series A:
        4,650    0.000%, 8/01/16                                                           No Opt. Call          AAA       2,185,268
        1,750    0.000%, 2/01/17                                                           No Opt. Call          AAA         790,108
        2,375    0.000%, 8/01/17                                                           No Opt. Call          AAA       1,045,713
        2,345    0.000%, 2/01/18                                                           No Opt. Call          AAA         993,764

                Mountain View-Los Altos Union High School District (County of
                Santa Clara, California), 1995 General Obligation Capital
                Appreciation Bonds, Series C:
        1,015    0.000%, 5/01/17                                                           No Opt. Call          AAA         452,548
        1,080    0.000%, 5/01/18                                                           No Opt. Call          AAA         451,883

        4,000   City of Oakland, Alameda County, California, General Obligation             6/02 at 102          AAA       4,168,560
                 Bonds, Series 1992, 6.000%, 6/15/17


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 15.1%

        3,500   State Public Works Board of the State of California, Lease Revenue         No Opt. Call          AAA       4,262,650
                 Bonds, Department of Corrections, 1991 Series A, Calipatria State
                 Prison in Imperial County, 6.500%, 9/01/17
        1,665   County of Los Angeles, Certificates of Participation                        4/02 at 102          AAA       1,736,645
                 (Edmund D. Edelman Children's Court and Petersen Museum
                 Projects), 6.000%, 4/01/12

        1,200   Los Angeles County Metropolitan Transportation Authority,                   7/03 at 102          AAA       1,239,672
                 California, Proposition A, Sales Tax Revenue Refunding Bonds,
                 Series 1993-A, 5.625%, 7/01/18

        4,000   San Bernardino County, California, Certificates of Participation           11/02 at 102          AAA       4,188,560
                 (1992 West Valley Detention Center Refinancing Project),
                 6.000%, 11/01/18

        2,445   Walnut Public Financing Authority (Los Angeles County,                      9/02 at 102          AAA       2,576,321
                 California), 1992 Tax Allocation Revenue Bonds (Walnut
                 Improvement Project), 6.500%, 9/01/22


------------------------------------------------------------------------------------------------------------------------------------

                TRANSPORTATION - 11.7%

        3,675   Palm Springs Financing Authority, Palm Springs Regional Airport,            1/02 at 102          AAA       3,787,382
                 Revenue Bonds, Series 1992, 6.000%, 1/01/12 (Alternative
                 Minimum Tax)

        3,750   Port of Oakland, California, Revenue Bonds, Series 1992-E,                 11/02 at 102          AAA       3,961,463
                 6.500%, 11/01/16 (Alternative Minimum Tax)

        2,095   San Francisco City and County Airports Commission,                          5/02 at 102          AAA       2,202,096
                 San Francisco International Airport, Second  Series Refunding
                 Revenue Bonds, Issue 1, 6.300%, 5/01/11

          820   San Francisco City and County Airports Commission, San Francisco            5/03 at 102          AAA         866,666
                 International Airport, Second  Series Refunding Revenue Bonds,
                 Issue 4, 6.200%, 5/01/20 (Alternative Minimum Tax)

   PRINCIPAL                                                                              OPTIONAL CALL                       MARKET
 AMOUNT (000)   DESCRIPTION                                                                 PROVISIONS*    RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                U.S. GUARANTEED - 31.8%

$         640   California Educational Facilities Authority, Refunding Revenue             10/01 at 100          AAA   $     650,490
                 Bonds (Loyola Marymount University), Series 1992,
                 6.000%, 10/01/14 (Pre-refunded to 10/01/01)

        4,000   The Community Redevelopment Agency of the City of Los Angeles,              7/02 at 102          AAA       4,233,560
                 California, Hollywood Redevelopment Project, Tax Allocation
                 Bonds, Series B, 6.100%, 7/01/22 (Pre-refunded to 7/01/02)

        4,000   The City of Los Angeles, California, Wastewater System Revenue              6/02 at 102          AAA       4,231,800
                 Bonds, Series 1992-B, 6.250%, 6/01/12 (Pre-refunded to 6/01/02)

          765   County of Los Angeles, Certificates of Participation                        4/02 at 102          AAA         803,564
                 (Edmund D. Edelman Children's Court and Petersen Museum
                 Projects), 6.000%, 4/01/12 (Pre-refunded to 4/01/02)

        1,500   Modesto Irrigation District Financing Authority, Domestic Water             9/02 at 102          AAA       1,594,485
                 Project Revenue Bonds, Series 1992A, 6.125%, 9/01/19
                 (Pre-refunded to 9/01/02)

                Rio Linda Union School District (California), General Obligation Bonds,
                Series 1992-A:
          475    6.250%, 8/01/15 (Pre-refunded to 8/01/02)                                  8/02 at 102          AAA         504,811
        3,310    6.375%, 8/01/17 (Pre-refunded to 8/01/02)                                  8/02 at 102          AAA       3,523,131

        3,500   Sacramento Municipal Utility District (California), Electric Revenue        8/02 at 102          AAA       3,729,670
                 Bonds, 1992 Series B, 6.375%, 8/15/22 (Pre-refunded to 8/15/02)

        4,000   County of San Diego (California), Certificates of Participation             8/04 at 102          AAA       4,507,440
                 (1994 Inmate Reception Center and Cooling Plant Financing),
                 6.750%, 8/01/14 (Pre-refunded to 8/01/04)

        1,405   San Francisco Airports Commission, San Francisco International              5/02 at 102          AAA       1,483,919
                 Airport, Second Series Refunding Revenue Bonds, Issue 1,
                 6.300%, 5/01/11 (Pre-refunded to 5/01/02)

        1,330   Airports Commission, City and County of San Francisco,                      5/03 at 102          AAA       1,436,866
                 California, San Francisco International Airport, Second Series
                 Refunding Revenue Bonds, Issue 4, 6.200%, 5/01/20 (Alternative
                 Minimum Tax) (Pre-refunded to 5/01/03)

        1,000   Tulare County, California, Certificates of Participation (1992             11/02 at 102          AAA       1,069,460
                 Financing Project), Series A, 6.125%, 11/15/12
                 (Pre-refunded to 11/15/02)

        1,555   Walnut Public Financing Authority (Los Angeles County, California),         9/02 at 102          AAA       1,661,906
                 1992 Tax Allocation Revenue Bonds (Walnut Improvement
                 Project), 6.500%, 9/01/22 (Pre-refunded to 9/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 11.4%

        3,450   M-S-R Public Power Agency (California), San Juan Project Revenue            7/01 at 100          AAA       3,460,419
                 Bonds, Series 1991E, 6.000%, 7/01/22

        2,430   Modesto Irrigation District, California, Certificates of Participation     10/01 at 100          AAA       2,469,342
                 (Refunding and Capital Improvements Project), Series 1991A,
                 6.000%, 10/01/21

        3,000   Northern California Power Agency, Hydroelectric Project Number              7/02 at 102          AAA       3,158,460
                 One, Revenue Bonds, 1992 Refunding Series A, 6.250%, 7/01/12

        1,225   Turlock Irrigation District (California), Revenue Refunding Bonds,         No Opt. Call          AAA       1,443,304
                 Series 1992A, 6.250%, 1/01/12


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 5.8%

        4,000   Eastern Municipal Water District, Riverside County, California,             7/01 at 101          AAA       4,075,080
                 Water and Sewer Revenue Refunding Certificates of Participation,
                 Series 1991A, 6.300%, 7/01/20

        1,250   Fairfield-Suisun Sewer District (Solano County, California),                5/01 at 102          AAA       1,277,850
                 Sewer Revenue Refunding Bonds, Series 1991A, 6.250%, 5/01/16
------------------------------------------------------------------------------------------------------------------------------------
$      93,990   Total Investments (cost $86,206,521) - 98.9%                                                              91,517,133
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.1%                                                                       1,000,128
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                      $  92,517,261
                ====================================================================================================================


                    All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or
                    Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                                 See accompanying notes to financial statements.


                Nuveen Insured New York Select Tax-Free Income Portfolio (NXN)
                       Portfolio of
                               Investments March 31, 2001

   PRINCIPAL                                                                              OPTIONAL CALL                       MARKET
 AMOUNT (000)   DESCRIPTION                                                                 PROVISIONS*    RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 22.4%

$       1,000   New York City Industrial Development Agency, Civic Facility                11/04 at 102          AAA   $   1,101,250
                 Revenue Bonds (USTA National Tennis Center Incorporated
                 Project), 6.375%, 11/15/14

          570   Dormitory Authority of the State of New York, City University              No Opt. Call          AAA         681,714
                 System Consolidated Second General Resolution Revenue
                 Bonds, Series 1990C, 7.500%, 7/01/10

        1,370   Dormitory Authority of the State of New York, Siena College                 7/02 at 102          AAA       1,438,980
                  Insured Revenue Bonds, Series 1992, 6.000%, 7/01/11

        2,050   Dormitory Authority of the State of New York, Ithaca College                7/01 at 102          AAA       2,108,200
                 Insured Revenue Bonds, Series 1991, 6.500%, 7/01/10

        1,100   Dormitory Authority of the State of New York, Mount Sinai School            7/01 at 102          AAA       1,130,162
                 of Medicine Insured Revenue Bonds, Series 1991, 6.750%, 7/01/15

        2,500   Dormitory Authority of the State of New York, Marist College                7/02 at 102          AAA       2,614,025
                 Insured Revenue Bonds, Series 1992, 6.000%, 7/01/12

        1,425   Dormitory Authority of the State of New York, Rochester Institute           7/07 at 101          AAA       1,436,742
                 of Technology Insured Revenue Bonds, Series 1997,
                 5.250%, 7/01/22

        2,115   Dormitory Authority of the State of New York, New York                      7/01 at 102          AAA       2,167,875
                 University Insured Revenue Bonds, Series 1991, 6.250%, 7/01/09


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 4.8%

        2,500   New York State Medical Care Facilities Finance Agency, Hospital             8/02 at 102          AAA       2,724,850
                 and Nursing Home FHA-Insured Mortgage Revenue Bonds,
                 1992 Series C, 6.250%, 8/15/12


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 4.7%

        1,355   New Hartford Housing Development Corporation, Mortgage                      7/02 at 100          AAA       1,384,851
                 Revenue Refunding Bonds, Series 1992-A (Village Point
                 Project - FHA-Insured Mortgage Loan - Section 8 Assisted
                 Project), 7.375%, 1/01/24

        1,245   New York State Housing Finance Agency, FHA-Insured Multifamily              8/02 at 102          AAA       1,292,783
                 Housing Mortgage Revenue Bonds, Series 1992C, 6.450%, 8/15/14


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 3.1%

                Town of Clarkstown, Rickland County, New York, Various Purposes
                Serial Bonds of 1992:
          505    5.600%, 6/15/10                                                           No Opt. Call          AAA         561,146
          525    5.600%, 6/15/11                                                           No Opt. Call          AAA         582,939
          525    5.600%, 6/15/12                                                           No Opt. Call          AAA         583,921

           10   The City of New York, General Obligation Bonds, Fiscal 1992             8/02 at 101 1/2          AAA          10,505
                 Series C, 6.250%, 8/01/11


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 0.7%

           20   New York State Medical Care Facilities Finance Agency, Mental               8/02 at 102          AAA          20,996
                 Health Services Facilities Improvement Revenue Bonds,
                 1992 Series D, 6.100%, 8/15/13

          140   New York State Medical Care Facilities Finance Agency,                      2/02 at 102          AAA         144,414
                 Mental Health Services Facilities Improvement Revenue Bonds,
                 1992 Series B, 6.250%, 8/15/18

          200   New York State Thruway Authority, Highway and Bridge Trust                  4/05 at 102          AAA         204,244
                 Fund Bonds, Series 1995B, 5.125%, 4/01/15


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 4.8%

        2,500   The Port Authority of New York and New Jersey, Consolidated                 1/05 at 101          AAA       2,721,225
                 Bonds, Ninety-Seventh Series, 6.500%, 7/15/19
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 42.3%

        3,500   Metropolitan Transportation Authority, New York, Commuter                   7/02 at 102          AAA       3,702,265
                 Facilities Revenue Bonds, Series 1992B, 6.250%, 7/01/17
                 (Pre-refunded to 7/01/02)

        2,250   Metropolitan Transportation Authority, New York, Transit Facilities         7/02 at 102          AAA       2,383,448
                 Revenue Bonds, Series J, 6.375%, 7/01/10 (Pre-refunded to 7/01/02)

   PRINCIPAL                                                                              OPTIONAL CALL                       MARKET
 AMOUNT (000)   DESCRIPTION                                                                 PROVISIONS*    RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                U.S. GUARANTEED (continued)

$         245   The City of New York, General Obligation Bonds, Fiscal 1992             8/02 at 101 1/2          AAA   $     258,566
                 Series C, 6.250%, 8/01/11 (Pre-refunded to 8/01/02)

        2,000   The City of New York, General Obligation Bonds, Fiscal 1995                 8/04 at 101          AAA       2,241,720
                 Series B1, 6.950%, 8/15/12 (Pre-refunded to 8/15/04)

        1,000   New York City Municipal Water Finance Authority, Water and              6/02 at 101 1/2          AAA       1,051,130
                 Sewer System Revenue Bonds,  Fiscal 1992 Series C,
                 6.200%, 6/15/21 (Pre-refunded to 6/15/02)

          630   New York City Municipal Water Finance Authority, Water and                  6/01 at 100          AAA         634,164
                 Sewer System Revenue Bonds,  Fiscal 1992 Series A,
                 6.250%, 6/15/21 (Pre-refunded to 6/15/01)

        1,535   Dormitory Authority of the State of New York, Judicial Facilities          No Opt. Call          AAA       1,871,718
                 Lease Revenue Bonds (Suffolk County Issue), Series 1986,
                 7.375%, 7/01/16

        2,400   Dormitory Authority of the State of New York, Hamilton College              7/01 at 102          AAA       2,468,136
                 Insured Revenue Bonds, Series 1991, 6.500%, 7/01/21
                 (Pre-refunded to 7/01/01)

          135   Dormitory Authority of the State of New York, New York University           7/01 at 102          AAA         138,762
                 Insured Revenue Bonds, Series 1991, 6.250%, 7/01/09
                 (Pre-refunded to 7/01/01)

        1,965   New York State Medical Care Facilities Finance Agency, Mental               2/02 at 102          AAA       2,056,549
                 Health Services Facilities Improvement Revenue Bonds,
                 1992 Series B, 6.250%, 8/15/18 (Pre-refunded to 2/15/02)

        2,500   New York State Medical Care Facilities Finance Agency, New York             2/05 at 102          AAA       2,833,175
                 Hospital FHA-Insured Mortgage Revenue Bonds, Series 1994A,
                 6.750%, 8/15/14 (Pre-refunded to 2/15/05)

          230   New York State Medical Care Facilities Finance Agency, Mental               8/02 at 102          AAA         243,506
                 Health Services Facilities Improvement Revenue Bonds,
                 1992 Series D, 6.100%, 8/15/13 (Pre-refunded to 8/15/02)

        1,500   New York State Thruway Authority, General Revenue Bonds,                    1/02 at 100          AAA       1,526,895
                 Series A, 5.500%, 1/01/23 (Pre-refunded to 1/01/02)

        2,000   New York State Thruway Authority, Local Highway and Bridge                  4/02 at 102          AAA       2,076,320
                 Service Contract Bonds, Series 1992, 6.000%, 4/01/10
                 (Pre-refunded to 4/01/02)

          485   Suffolk County Water Authority (New York), Waterworks Revenue              No Opt. Call          AAA         570,268
                 Bonds, Series 1986-V, 6.750%, 6/01/12


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 3.6%

        1,945   New York State Power Authority, General Purpose Bonds,                      1/02 at 102          AAA       2,029,257
                 Series 1992 AA, 6.250%, 1/01/23


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 10.0%

        4,900   New York City Municipal Water Finance Authority, Water and              6/02 at 101 1/2          AAA       5,025,634
                 Sewer System Revenue Bonds,  Fiscal 1993 Series A,
                 5.750%, 6/15/18

          620   New York City Municipal Water Finance Authority, Water and                  6/01 at 100          AAA         621,761
                 Sewer System Revenue Bonds,  Fiscal 1992 Series A,
                 6.250%, 6/15/21
------------------------------------------------------------------------------------------------------------------------------------

$      51,495   Total Investments (cost $51,335,385) - 96.4%                                                              54,644,096
=============-----------------------------------------------------------------------------------------------------------------------

                SHORT-TERM INVESTMENTS - 2.7%

$       1,500   Long Island Power Authority (New York), Electric System Revenue                               VMIG-1       1,500,000
=============    Bonds, Series 6 of 1998, Subordinate Lien, Variable Rate
                 Demand Revenue Bonds, 3.800%, 5/01/33+
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.9%                                                                         535,389
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                      $  56,679,485
                ====================================================================================================================



                    All  of the  bonds  in the  portfolio,  excluding  temporary investments in short-term municipal  securities,  are either
                    covered  by  Original  Issue  Insurance,   Secondary  Market
                    Insurance or Portfolio Insurance, or are backed by an escrow or  trust  containing  sufficient  U.S.  Government  or U.S.
                    Government agency securities, any of which ensure the timely payment of principal and interest.

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    +    Security has a maturity of more than one year,  but has
                         variable rate and demand features which qualify it as a
                         short-term   security.   The  rate  disclosed  is  that
                         currently  in effect.  This rate  changes  periodically
                         based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.


Statement of
          Net Assets March 31, 2001


                                                                                                            INSURED         INSURED
                                                         SELECT            SELECT           SELECT       CALIFORNIA        NEW YORK
                                                       TAX-FREE        TAX-FREE 2       TAX-FREE 3  SELECT TAX-FREE SELECT TAX-FREE
                                                           (NXP)             (NXQ)            (NXR)            (NXC)           (NXN)
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in municipal securities,
   at market value                                 $239,916,326      $259,120,795     $182,637,390      $91,517,133     $54,644,096
Temporary investments in short-term municipal
   securities, at amortized cost, which
   approximates market value                                 --                --               --               --       1,500,000
Cash                                                    614,764                --               --           61,874          45,123
Receivables:
   Interest                                           5,134,875         4,631,786        3,116,670        1,402,362         787,025
   Investments sold                                   2,145,000           259,208        5,956,800               --              --
Other assets                                             58,886            61,702           50,756           30,674          25,263
-----------------------------------------------------------------------------------------------------------------------------------
      Total assets                                  247,869,851       264,073,491      191,761,616       93,012,043      57,001,507
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                               --           459,798            3,244               --              --
Payable for investments purchased                            --                --        2,364,720               --              --
Accrued expenses:
   Surveillance and administration fees                  51,034            65,180           47,292           23,571          14,437
   Other                                                148,216           154,619          140,398           70,759          61,441
Dividends payable                                     1,195,176         1,250,175          862,114          400,452         246,144
-----------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                               1,394,426         1,929,772        3,417,768          494,782         322,022
-----------------------------------------------------------------------------------------------------------------------------------
Net assets                                         $246,475,425      $262,143,719     $188,343,848      $92,517,261     $56,679,485
===================================================================================================================================
Shares outstanding                                   16,378,096        17,607,068       12,964,124        6,257,070       3,907,069
===================================================================================================================================
Net asset value per share outstanding
   (net assets divided by shares outstanding)      $      15.05      $      14.89     $      14.53      $     14.79     $     14.51
===================================================================================================================================


                                 See accompanying notes to financial statements.


Statement of
          Operations Year Ended March 31, 2001


                                                                                                            INSURED         INSURED
                                                         SELECT            SELECT           SELECT       CALIFORNIA        NEW YORK
                                                       TAX-FREE        TAX-FREE 2       TAX-FREE 3  SELECT TAX-FREE SELECT TAX-FREE
                                                           (NXP)             (NXQ)            (NXR)            (NXC)           (NXN)
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                   $15,673,680       $16,374,583      $11,409,907        $5,328,916     $3,293,368
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Surveillance and administration fees                    595,787           761,805          551,077           274,879        168,371
Shareholders' servicing agent fees and expenses          31,478            31,765           20,732             8,376          5,914
Custodian's fees and expenses                            61,302            66,520           59,497            40,664         33,094
Trustees' fees and expenses                              46,884            42,945           30,736            14,995          9,213
Professional fees                                        18,410             6,739           88,330            15,973         16,393
Shareholders' reports - printing and
mailing expenses                                         32,539            74,276           50,914             2,999          6,272
Stock exchange listing fees                              24,262            24,262           24,262            16,170         16,454
Investor relations expense                               40,060            43,220           31,551            13,750          9,494
Other expenses                                           13,939            14,126           11,244             7,074          5,089
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit              864,661         1,065,658          868,343           394,880        270,294
  Custodian fee credit                                  (17,191)          (22,209)         (18,339)           (7,442)        (5,386)
-----------------------------------------------------------------------------------------------------------------------------------
 Net expenses                                           847,470         1,043,449          850,004           387,438        264,908
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                14,826,210        15,331,134       10,559,903         4,941,478      3,028,460
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
 Net realized gain from investment transactions          81,990             9,407          249,350            79,582          8,584
 Change in net unrealized appreciation
   (depreciation) of investments                      2,461,003         2,434,860        2,422,827         1,352,959        758,168
-----------------------------------------------------------------------------------------------------------------------------------
Net gain from investments                             2,542,993         2,444,267        2,672,177         1,432,541        766,752
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations          $17,369,203       $17,775,401      $13,232,080        $6,374,019     $3,795,212
===================================================================================================================================

                                 See accompanying notes to financial statements.

Statement of
          Changes in Net Assets

                                      SELECT TAX-FREE (NXP)              SELECT TAX-FREE 2 (NXQ)          SELECT TAX-FREE 3 (NXR)
                                  -----------------------------      ------------------------------    ----------------------------
                                    YEAR ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED      YEAR ENDED      YEAR ENDED
                                       3/31/01          3/31/00           3/31/01           3/31/00         3/31/01         3/31/00
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $ 14,826,210     $ 14,778,332      $ 15,331,134      $ 15,363,527    $ 10,559,903    $ 10,642,206
Net realized gain (loss) from
   investment transactions              81,990              220             9,407             1,289         249,350          (1,274)
Change in net unrealized
   appreciation (depreciation)
   of investments                    2,461,003      (10,859,173)        2,434,860       (11,626,371)      2,422,827      (8,555,845)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   from operations                  17,369,203        3,919,379        17,775,401         3,738,445      13,232,080       2,085,087
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From undistributed net
   investment income               (14,707,536)     (14,740,296)      (15,291,745)      (15,318,154)    (10,559,280)    (10,578,723)
From accumulated net realized gains
   from investment transactions             --               --                --                --              --              --
-----------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from
   distributions to shareholders   (14,707,536)     (14,740,296)      (15,291,745)      (15,318,154)    (10,559,280)    (10,578,723)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets                     2,661,667      (10,820,917)        2,483,656       (11,579,709)      2,672,800      (8,493,636)
Net assets at the
   beginning of year               243,813,758      254,634,675       259,660,063       271,239,772     185,671,048     194,164,684
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year     $246,475,425     $243,813,758      $262,143,719      $259,660,063    $188,343,848    $185,671,048
===================================================================================================================================
Balance of undistributed net
   investment income at the
   end of year                    $    351,649     $    232,975      $    192,208      $    152,819    $    107,659    $    107,036
===================================================================================================================================

                                 See accompanying notes to financial statements.

                                                                             INSURED CALIFORNIA               INSURED NEW YORK
                                                                           SELECT TAX-FREE (NXC)             SELECT TAX-FREE (NXN)
                                                                     ------------------------------      ---------------------------
                                                                       YEAR ENDED        YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                                          3/31/01           3/31/00          3/31/01         3/31/00
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                 $ 4,941,478       $ 4,956,189      $ 3,028,460    $ 3,041,027
Net realized gain (loss) from
   investment transactions                                                 79,582           332,845            8,584           (630)
Change in net unrealized appreciation
   (depreciation) of investments                                        1,352,959        (4,529,191)         758,168     (2,371,642)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   from operations                                                      6,374,019           759,843        3,795,212        668,755
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From undistributed net
   investment income                                                   (4,943,085)       (4,955,596)      (3,039,700)    (3,047,612)
From accumulated net realized gains
   from investment transactions                                           (79,465)         (139,533)              --             --
-----------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from
   distributions to shareholders                                       (5,022,550)       (5,095,129)      (3,039,700)    (3,047,612)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                   1,351,469        (4,335,286)         755,512     (2,378,857)
Net assets at the beginning of year                                    91,165,792        95,501,078       55,923,973     58,302,830
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                         $92,517,261       $91,165,792      $56,679,485    $55,923,973
===================================================================================================================================
Balance of undistributed net
   investment income at the
   end of year                                                        $    21,819       $    23,426      $    53,668    $    64,908
===================================================================================================================================


                                 See accompanying notes to financial statements.


Notes to
          Financial Statements




1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES


The Trusts covered in this report and their corresponding New York Stock Exchange symbols are Nuveen Select Tax-Free Income Portfolio (NXP), Nuveen Select Tax-Free Income Portfolio 2 (NXQ), Nuveen Select Tax-Free Income Portfolio 3 (NXR), Nuveen Insured California Select Tax-Free Income Portfolio
(NXC) and Nuveen Insured New York Select Tax-Free Income Portfolio (NXN).

Each Trust seeks to provide stable dividends consistent with the preservation of capital, exempt from regular federal and designated state income taxes, where applicable, by investing primarily in a diversified portfolio of municipal obligations. The Trusts are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

The Trusts' investment adviser, Nuveen Institutional Advisory Corp. ( the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, administers the investments and maintains ongoing surveillance of such investments to insure that they continue to meet the Trusts' investment objectives and credit quality standards. The Adviser does not intend to adjust the portfolios except 1) to invest interest payments on municipal obligations that are not currently needed to pay dividends or expenses; 2) to reinvest principal payments on municipal obligations resulting from their maturity or early redemption; 3) to sell municipal obligations when the Adviser believes that continuing to hold them would be inconsistent with maintaining the Trusts' high credit quality, and to reinvest the proceeds of such sales; and 4) for certain other purposes.

The Trusts intend to liquidate all of their assets no later than the year 2017, unless extended, making a single liquidating distribution to shareholders at that time. Any extension of these dates may be made only by an amendment to each Trust's declaration of Trust approved by the Board of Trustees and by the shareholders.

The following is a summary of significant accounting policies followed by the Trusts in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each investment portfolio are provided by a pricing service approved by the Trust's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade-date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Trusts have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At March 31, 2001, Select Tax-Free 3 (NXR)had an outstanding delayed delivery purchase commitment of $2,364,720. There were no such outstanding purchase commitments in any of the other Trusts.

Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities.

Income Taxes
Each Trust is a separate taxpayer for federal income tax purposes. Each Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. In light of the Adviser's intention not to adjust the Trusts' investments except under limited conditions, it is expected that the Trusts will generally realize minimal, if any, amounts of both net realized capital gains and market discount. The Trusts intend to retain such minimal amounts and, therefore, will record a provision for federal income taxes on the amounts retained. To the extent more significant amounts of net capital gains are realized, the Trusts may elect to distribute such amounts to shareholders and no federal income tax provision on these amounts will then be required.

Furthermore, each Trust intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax for all Trusts and exempt from California state income taxes for Insured California Select Tax-Free (NXC) and from New York state income taxes for Insured New York Select Tax-Free (NXN), to retain such tax-exempt status when distributed to shareholders of the Trusts. All income dividends paid during the fiscal year ended March 31, 2001, have been designated Exempt Interest Dividends.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend and payment is made or reinvestment is credited to shareholder accounts on the first business day after month end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Insurance
Insured California Select Tax-Free (NXC) and Insured New York Select Tax-Free
(NXN) invest in municipal securities which are either covered by insurance or are backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Trusts' shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Trusts ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Trust. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Trusts' shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Trusts the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Derivative Financial Instruments
The Trusts are not authorized to invest in derivative financial instruments.

Custodian Fee Credit
Each Trust has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Trust's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Audit Guide
In November 2000, the American Institute of Certified Public Accountants (AICPA)issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. It is not anticipated that the adoption of the Guide will have a significant effect on the financial statements.


2. TRUST SHARES
There were no share transactions during the fiscal year ended March 31, 2001, nor during the fiscal year ended March 31, 2000, in any of the Trusts.


3. DISTRIBUTIONS TO SHAREHOLDERS
The Trusts declared dividend distributions from their tax-exempt net investment income which were paid May 1, 2001, to shareholders of record on April 15, 2001, as follows:

                                                            INSURED      INSURED
                                                         CALIFORNIA     NEW YORK
                     SELECT        SELECT       SELECT       SELECT       SELECT
                   TAX-FREE    TAX-FREE 2   TAX-FREE 3     TAX-FREE     TAX-FREE
                      (NXP)         (NXQ)        (NXR)        (NXC)        (NXN)
--------------------------------------------------------------------------------
Dividend per share   $.0730        $.0710       $.0665       $.0640       $.0630
================================================================================

Notes to
       Financial Statements (continued)



4. SECURITIES TRANSACTIONS
Purchases and sales (including maturities) of investments in long-term municipal securities and short-term municipal securities during the fiscal year ended March 31, 2001, were as follows:

                                                                                     INSURED      INSURED
                                                                                  CALIFORNIA     NEW YORK
                                              SELECT        SELECT       SELECT       SELECT       SELECT
                                            TAX-FREE    TAX-FREE 2   TAX-FREE 3     TAX-FREE     TAX-FREE
                                               (NXP)         (NXQ)        (NXR)        (NXC)        (NXN)
---------------------------------------------------------------------------------------------------------
Purchases:
   Long-term municipal securities          $5,601,415   $7,007,308   $3,681,553   $1,880,000   $1,427,423
   Short-term municipal securities                 --    3,000,000          --            --    3,000,000
Sales and maturities:
   Long-term municipal securities           6,437,900    5,188,900    6,251,800    2,367,185    2,340,000
   Short-term municipal securities          1,800,000    4,200,000      500,000          --     2,000,000
=========================================================================================================



At March 31, 2001, the identified cost of investments owned for federal income tax purposes were as follows:

                                                                                     INSURED      INSURED
                                                                                  CALIFORNIA     NEW YORK
                                              SELECT        SELECT       SELECT       SELECT       SELECT
                                            TAX-FREE    TAX-FREE 2   TAX-FREE 3     TAX-FREE     TAX-FREE
                                               (NXP)         (NXQ)        (NXR)        (NXC)        (NXN)
---------------------------------------------------------------------------------------------------------
                                        $221,530,127  $242,948,924 $172,080,719  $86,206,521  $52,835,385
=========================================================================================================

At March 31, 2001, the following Trusts had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                                                                  INSURED
                                                                                                 NEW YORK
                                                            SELECT       SELECT       SELECT       SELECT
                                                          TAX-FREE   TAX-FREE 2   TAX-FREE 3     TAX-FREE
                                                             (NXP)        (NXQ)        (NXR)        (NXN)
---------------------------------------------------------------------------------------------------------
Expiration year:
   2002                                                    $    --      $    --     $     --     $    432
   2003                                                         --           --           --        1,954
   2004                                                         --           --      136,144      321,550
   2005                                                     27,152       32,251      674,505        1,480
   2006                                                     24,357       44,578        3,603          828
   2007                                                         --           --           --          933
   2008                                                         --           --           --          538
---------------------------------------------------------------------------------------------------------
Total                                                      $51,509      $76,829     $814,252     $327,715
=========================================================================================================

5. UNREALIZED APPRECIATION (DEPRECIATION)
Gross unrealized appreciation and gross unrealized depreciation of investments for federal income tax purposes at March 31, 2001, were as follows:

                                                                                     INSURED      INSURED
                                                                                  CALIFORNIA     NEW YORK
                                              SELECT        SELECT       SELECT       SELECT       SELECT
                                            TAX-FREE    TAX-FREE 2   TAX-FREE 3     TAX-FREE     TAX-FREE
                                               (NXP)         (NXQ)        (NXR)        (NXC)        (NXN)
---------------------------------------------------------------------------------------------------------
Gross unrealized:
   appreciation                          $18,391,379   $16,172,197  $10,556,671   $5,344,580   $3,308,711
   depreciation                               (5,180)         (326)          --      (33,968)          --
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation              $18,386,199   $16,171,871  $10,556,671   $5,310,612   $3,308,711
=========================================================================================================


6. SURVEILLANCE AND ADMINISTRATION FEES AND OTHER TRANSACTIONS WITH AFFILIATES Under the Trusts' investment management agreements with the Adviser, each Trust pays an annual surveillance and administration fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets of each Trust as follows:

                                                                                          SELECT TAX-FREE 2 (NXQ)
                                                                                          SELECT TAX-FREE 3 (NXR)
                                                                         INSURED CALIFORNIA SELECT TAX-FREE (NXC)
AVERAGE DAILY NET ASSETS                         SELECT TAX-FREE (NXP)     INSURED NEW YORK SELECT TAX-FREE (NXN)
-----------------------------------------------------------------------------------------------------------------
For the first $125 million                                 .2500 of 1%                               .3000 of 1%
For the next $125 million                                  .2375 of 1                                .2875 of 1
For the next $250 million                                  .2250 of 1                                .2750 of 1
For the next $500 million                                  .2125 of 1                                .2625 of 1
For the next $1 billion                                    .2000 of 1                                .2500 of 1
For net assets over $2 billion                             .1875 of 1                                .2375 of 1
=================================================================================================================


The fee compensates the Adviser for performing ongoing administration, surveillance and portfolio adjustment services. The Trusts pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Trusts from the Adviser or its affiliates.


7. COMPOSITION OF NET ASSETS
At March 31, 2001, each Trust had an unlimited number of $.01 par value shares of beneficial interest authorized. Net assets consisted of:

                                                                                      INSURED      INSURED
                                                                                   CALIFORNIA     NEW YORK
                                              SELECT        SELECT       SELECT        SELECT       SELECT
                                            TAX-FREE    TAX-FREE 2   TAX-FREE 3      TAX-FREE     TAX-FREE
                                               (NXP)         (NXQ)        (NXR)         (NXC)        (NXN)
----------------------------------------------------------------------------------------------------------
Capital paid-in                         $    163,781  $    176,071 $    129,641   $    62,571  $    39,071
Paid-in surplus                          227,625,305   245,680,398  178,364,129    87,122,142   53,605,750
Balance of undistributed net
   investment income                         351,649       192,208      107,659        21,819       53,668
Accumulated net realized gain (loss)
   from investment transactions              (51,509)      (77,155)    (814,252)          117     (327,715)
Net unrealized appreciation
   of investments                         18,386,199    16,172,197   10,556,671     5,310,612    3,308,711
----------------------------------------------------------------------------------------------------------
Net assets                              $246,475,425  $262,143,719  $188,343,848  $92,517,261  $56,679,485
==========================================================================================================

Notes to
       Financial Statements (continued)

8. INVESTMENT COMPOSITION
At March 31, 2001, the revenue sources by municipal purpose, expressed as a percent of total investments, were as follows:

                                                                                     INSURED      INSURED
                                                                                  CALIFORNIA     NEW YORK
                                              SELECT        SELECT       SELECT       SELECT       SELECT
                                            TAX-FREE    TAX-FREE 2   TAX-FREE 3     TAX-FREE     TAX-FREE
                                               (NXP)         (NXQ)        (NXR)        (NXC)        (NXN)
---------------------------------------------------------------------------------------------------------
Basic Materials                                    2%           3%          --%          --%          --%
Education and Civic Organizations                  2            7            3            2           23
Healthcare                                         9            9            8           10            5
Housing/Multifamily                                9           10           10           --            5
Housing/Single Family                              7            6            5           --           --
Tax Obligation/General                             6            1            3           11            3
Tax Obligation/Limited                             8            5            1           15            1
Transportation                                     9            7           12           12            5
U.S. Guaranteed                                   47           48           40           32           44
Utilities                                         --           --           12           12            4
Water and Sewer                                    1            3            6            6           10
Other                                             --            1           --           --           --
---------------------------------------------------------------------------------------------------------
                                                 100%         100%         100%         100%         100%
=========================================================================================================


Certain long-term investments owned by the Trusts are covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default (53% for Select Tax-Free (NXP), 61% for Select Tax-Free 2 (NXQ), 49% for Select Tax-Free 3 (NXR), 100% for Insured California Select Tax-Free (NXC), and 100% for Insured New York Select Tax-Free (NXN)). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Trusts' shares.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Trust.


             Financial Highlights
Selected data for a share outstanding throughout each year ended March 31, 2001:

                                                   Investment Operations                           Less Distributions
                                         ---------------------------------------        -------------------------------------
                                                           Net
                                                           Realized/
                         Beginning       Net               Unrealized                   Net
                         Net Asset       Investment        Investment                   Investment   Capital
                         Value           Income            Gain (Loss)     Total        Income       Gains             Total
----------------------------------------------------------------------------------------------------------------------------
SELECT TAX-FREE (NXP)
----------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
        2001             $14.89          $.91              $ .15           $1.06        $(.90)       $--              $(.90)
        2000              15.55           .90               (.66)            .24         (.90)        --               (.90)
        1999              15.62           .90               (.07)            .83         (.90)        --               (.90)
        1998              15.15           .90                .47            1.37         (.90)        --               (.90)
        1997              15.07           .90                .10            1.00         (.92)        --               (.92)
SELECT TAX-FREE 2 (NXQ)
----------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
        2001              14.75           .87                .14            1.01         (.87)        --               (.87)
        2000              15.41           .87               (.66)            .21         (.87)        --               (.87)
        1999              15.43           .87               (.02)            .85         (.87)        --               (.87)
        1998              14.95           .88                .49            1.37         (.89)        --               (.89)
        1997              14.92           .88                .04             .92         (.89)        --               (.89)
SELECT TAX-FREE 3 (NXR)
----------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
        2001              14.32           .81                .21            1.02         (.81)        --               (.81)
        2000              14.98           .82               (.66)            .16         (.82)        --               (.82)
        1999              14.96           .82                .02             .84         (.82)        --               (.82)
        1998              14.35           .82                .62            1.44         (.83)        --               (.83)
        1997              14.23           .82                .13             .95         (.83)        --               (.83)
INSURED CALIFORNIA
SELECT TAX-FREE (NXC)
----------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
        2001              14.57           .79                .23            1.02         (.79)      (.01)              (.80)
        2000              15.26           .79               (.67)            .12         (.79)      (.02)              (.81)
        1999              15.21           .79                .05             .84         (.79)        --               (.79)
        1998              14.53           .79                .69            1.48         (.80)        --               (.80)
        1997              14.42           .80                .11             .91         (.80)        --               (.80)
INSURED NEW YORK
SELECT TAX-FREE (NXN)
----------------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
        2001              14.31           .78                .20             .98         (.78)        --               (.78)
        2000              14.92           .78               (.61)            .17         (.78)        --               (.78)
        1999              14.91           .78                .01             .79         (.78)        --               (.78)
        1998              14.28           .78                .63            1.41         (.78)        --               (.78)
        1997              14.25           .78                .03             .81         (.78)        --               (.78)
============================================================================================================================


                                                                 Total Returns
                                                           ------------------------
                         Ending                                            Based on
                         Net             Ending            Based on        Net
                         Asset           Market            Market          Asset
                         Value           Value             Value*          Value*
------------------------------------------------------------------------------------
SELECT TAX-FREE (NXP)
Year Ended 3/31:
------------------------------------------------------------------------------------
        2001            $15.05          $14.5000           12.63%          7.32%
        2000             14.89           13.6875           (11.09)         1.62
        1999             15.55           16.3750            9.02           5.43
        1998             15.62           15.8750           14.06           9.24
        1997             15.15           14.7500            4.58           6.79
SELECT TAX-FREE 2 (NXQ)
------------------------------------------------------------------------------------
Year Ended 3/31:
        2001             14.89           14.1500           12.46           7.04
        2000             14.75           13.3750           (10.38)         1.43
        1999             15.41           15.8750            9.51           5.63
        1998             15.43           15.3125           14.92           9.34
        1997             14.95           14.1250             .93           6.34
SELECT TAX-FREE 3 (NXR)
------------------------------------------------------------------------------------
Year Ended 3/31:
        2001             14.53           13.7000           12.97           7.36
        2000             14.32           12.8750           (10.29)         1.11
        1999             14.98           15.2500            7.78           5.76
        1998             14.96           14.9375           19.38          10.24
        1997             14.35           13.2500            3.30           6.85
INSURED CALIFORNIA SELECT
TAX-FREE (NXC)
------------------------------------------------------------------------------------
Year Ended 3/31:
        2001             14.79           13.9400            7.23           7.21
        2000             14.57           13.7500           (7.57)           .90
        1999             15.26           15.7500            8.22           5.65
        1998             15.21           15.3125           16.52          10.41
        1997             14.53           13.8750            3.06           6.46
INSURED NEW YORK SELECT
TAX-FREE (NXN)
------------------------------------------------------------------------------------
Year Ended 3/31:
        2001             14.51           14.0500           17.36           7.02
        2000             14.31           12.6875          (11.18)          1.21
        1999             14.92           15.1250            6.14           5.40
        1998             14.91           15.0000           18.31          10.07
        1997             14.28           13.3750            4.91           5.79
====================================================================================

                                                                Ratios/Supplemental Data
                             ---------------------------------------------------------------------------------------
                                                   Before Credit                   After Credit**
                                            ----------------------------     --------------------------
                                                              Ratio of Net                   Ratio of Net
                             Ending         Ratio of          Investment     Ratio of        Investment
                             Net            Expenses to       Income to      Expenses to     Income to    Portfolio
                             Assets         Average           Average        Average         Average      Turnover
                             (000)          Net Assets        Net Assets     Net Assets      Net Assets   Rate
-------------------------------------------------------------------------------------------------------------------
SELECT TAX-FREE (NXP)
Year Ended 3/31:
-------------------------------------------------------------------------------------------------------------------
        2001                $246,475        .35%              6.06%          .35%            6.07%        2%
        2000                 243,814        .36               5.97           .36             5.97        --
        1999                 254,635        .36               5.78           .36             5.78         1
        1998                 255,865        .36               5.83           .36             5.83         1
        1997                 248,092        .39               5.97           .39             5.97         1
SELECT TAX-FREE 2 (NXQ)
-------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
        2001                 262,144        .41               5.89           .40             5.90         2
        2000                 259,660        .40               5.82           .40             5.82         1
        1999                 271,240        .40               5.65           .40             5.65         1
        1998                 271,752        .40               5.72           .40             5.72        --
        1997                 263,176        .42               5.86           .42             5.86         2
SELECT TAX-FREE 3 (NXR)
-------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
        2001                 188,344        .47               5.66           .46             5.67         2
        2000                 185,671        .41               5.65           .41             5.65        --
        1999                 194,165        .42               5.45           .42             5.45        --
        1998                 193,899        .42               5.56           .42             5.56        --
        1997                 186,065        .44               5.74           .44             5.74         5
INSURED CALIFORNIA SELECT
TAX-FREE (NXC)
-------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
        2001                 92,517         .43               5.38           .42             5.39         2
        2000                 91,166         .45               5.37           .45             5.38         3
        1999                 95,501         .44               5.20           .44             5.20         1
        1998                 95,164         .44               5.31           .44             5.31        --
        1997                 90,894         .45               5.47           .45             5.47        --

INSURED NEW YORK SELECT
TAX-FREE (NXN)
-------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
        2001                 56,679         .48               5.39           .47             5.40         3
        2000                 55,924         .50               5.36           .49             5.37        --
        1999                 58,303         .49               5.19           .49             5.19        --
        1998                 58,250         .49               5.30           .49             5.30        --
        1997                 55,782         .51               5.42           .51             5.42        --
===================================================================================================================



                    *    Total   Investment   Return  on  Market  Value  is  the
                         combination of reinvested  dividend income,  reinvested
                         capital  gains  distributions,  if any,  and changes in
                         stock price per share.  Total Return on Net Asset Value
                         is  the  combination  of  reinvested  dividend  income,
                         reinvested  capital  gains  distributions,  if any, and
                         changes in net asset value per share. Total returns are
                         not annualized.

                    **   After custodian fee credit, where applicable.


                                 See accompanying notes to financial statements.

Build Your Wealth
                  Automatically


Sidebar text: Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.


Nuveen Exchange-Traded Funds Dividend Reinvestment Plan
Your Nuveen Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient
To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased
The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexibility
You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Fund
     Information


Board of Trustees
James F. Bacon
William E. Bennett
Jack B. Evans
William T. Kissick
Thomas E. Leafstrand
Timothy R. Schwertfeger
Sheila W. Wellington

Fund Manager
Nuveen Institutional Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

Custodian, Transfer Agent
and Shareholder Services
The Chase Manhattan Bank
4 New York Plaza
New York, NY 10004-2413
(800) 257-8787


Legal Counsel
Chapman and Cutler
Chicago, IL


Independent Auditors
Ernst & Young LLP
Chicago, IL


Each Trust intends to repurchase shares of its own common stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the 12-month period ended March 31, 2001. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Serving Investors
        for Generations

Photo of: John Nuveen, Sr.


For over a century, generations of Americans have relied on Nuveen Investments to help them grow and keep the money they've earned. Financial advisors, investors and their families have associated Nuveen Investments with quality, expertise and dependability since 1898. That is why financial advisors have entrusted the assets of more than 1.3 million investors to Nuveen.

With the know-how that comes from a century of experience, Nuveen continues to build upon its reputation for quality. Now, financial advisors and investors can count on Nuveen Investments to help them design customized solutions that meet the far-reaching financial goals unique to family wealth strategies - solutions that can translate into legacies.

To find out more about how Nuveen Investments' products and services can help you preserve your financial security, talk with your financial advisor, or call us at (800) 257-8787 for more information, including a prospectus where applicable. Please read that information carefully before you invest.


Invest well.


Look ahead.


LEAVE YOUR MARK.(SM)


LOGO: NUVEEN Investments


Nuveen Investments o 333 West Wacker Drive                            PAN-1-3-01
Chicago, IL 60606 o www.nuveen.com